                                    ANNUAL REPORT

                                    HARBOR FUND LOGO

                                    OCTOBER 31, 1997

     ---------------------------------------------------------------------------
                                    HARBOR FUND

HARBOR FUND
ANNUAL REPORT OVERVIEW

     Harbor Fund completed its most recent fiscal year on October 31, 1997. Total annual return is shown below for each one of the nine portfolios. All performance figures included in this report are total returns and assume the reinvestment of dividends. The Long-Term Historic Returns represent unmanaged indices and are included as an indication of longer-term potential associated with taking different levels of market risk.

                                                                YEAR ENDED
HARBOR FUNDS IN DESCENDING ORDER OF MARKET RISK                  10/31/97
-----------------------------------------------                 ----------
Growth......................................................      18.64%
International Growth........................................       8.13%
Capital Appreciation........................................      35.73%
International II............................................      16.64%
International...............................................      19.26%
Value.......................................................      31.08%
Bond........................................................       8.96%
Short Duration..............................................       5.48%
Money Market................................................       5.11%

COMMONLY USED MARKET INDICES
----------------------------
Morgan Stanley Capital International Europe, Australia, and
  Far East (EAFE); international equity.....................       4.63%
Standard & Poor's 500 (S&P 500); domestic equity............      32.23%
Lehman Brothers Aggregate (LB AGG); domestic bonds..........       8.89%
One-Year Government Bonds (1-YR GVT)........................       5.79%
90-Day U.S. Treasury Bills (T-Bills); domestic short-term...       5.29%

                                                                  30 YEARS
                                                                 1967-1996
LONG-TERM HISTORIC RETURNS                                      ANNUAL RATES
--------------------------                                      ------------
EAFE........................................................       12.79%
S&P 500.....................................................       11.85%
Domestic Bonds (intermediate and long)(1)...................        8.16%
1-YR GVT(2).................................................        7.83%
T-Bills.....................................................        6.74%
Consumer Price Index........................................        5.38%

                                                                                                                 LIPPER
HARBOR FUND EXPENSE RATIOS                 1993         1994         1995         1996           1997           MEDIAN**
--------------------------                 ----         ----         ----         ----           ----           --------
Growth.................................    0.90%        0.93%        0.93%        0.92%          1.12%            1.15%
International Growth...................      NA%        1.32%*       1.21%*       1.10%          1.02%            0.99%
Capital Appreciation...................    0.86%        0.81%        0.75%        0.75%          0.70%            0.84%
International II.......................      NA%          NA%          NA%        1.44%+         0.98%*           1.32%
International..........................    1.20%++      1.10%++      1.04%++      0.99%++        0.97%++          0.96%
Value..................................    0.88%        1.04%        0.90%        0.83%          0.83%            0.89%
Bond...................................    0.72%*       0.77%*       0.70%*       0.70%*         0.67%*           0.66%
Short Duration***......................    0.43%*       0.38%*       0.38%*       0.33%*         0.36%*           0.52%
Money Market...........................    0.71%*       0.67%*       0.61%*       0.64%*         0.62%*           0.59%

   ------------------
      (1) LB AGG not available for 30 year period; blended historic data used to approximate total Bond Market Return.
      (2) Historic data used to approximate total One-Year Government Bonds Return.
     * Reflects the Adviser's agreement not to impose all or a portion of its advisory fees.
    ** Includes all funds in the 9/30/97 Lipper Universe with the same investment objective as the comparable Harbor Fund portfolio and with similar total assets.
   *** For operating expenses only. Total expense ratio, including interest expense for the Short Duration Fund, is 1.12% for 1993, 1.64% for 1994, 1.84% for 1995, 1.59% for 1996, and 1.00% for the year ended
       10/31/97.
     + Annualized figure.
    ++ Reflects the Adviser's and Subadviser's agreement not to impose a portion of the advisory fee.

DEAR SHAREHOLDER:
     Concern over trauma in Far East financial markets reined in widespread euphoria in the domestic equity market in the last few days of Harbor Fund's fiscal year which ended on October 31.

     Still, it was another year of stellar returns in both the U.S. equity and bond markets.

     During the year, the nation's current economic expansion reached its seventh anniversary, making it the third longest in U.S. history. Because of the virtually unparalleled mix of strong growth, low inflation, attractive interest rates and fiscal stability, the dollar grew stronger against most foreign currencies throughout the period.

     Capital spending by U.S. industry blossomed in the second half of Harbor's fiscal year. Consumer spending was strong in that same period and the unemployment rate dropped to below 5 percent at the end of October, the lowest in more than two decades. Corporate profits on average continued strong although future earnings growth came under intense scrutiny in the volatile last few days of our fiscal year.

     But perhaps the most impressive part of that rosy economic picture was subdued inflation, which fell to an annual rate of about 2 percent for our fiscal year.

     The U.S. economy's predominance in the world today is unrivaled. Not surprisingly, the strength of the dollar--particularly against currencies of nations in the Far East--was an important factor in developments throughout Asia which brought trauma to worldwide financial markets late in October. Fueled by rising interest rates, disappointing earnings, and most importantly overvalued currencies, the crisis started in Thailand and finally hit hard in Hong Kong.

     Worldwide markets tumbled, including the precipitous 554-point drop in the Dow-Jones Industrial Average on October 27. While the domestic equity market made a good recovery in the weeks that followed, tremors continued to be felt in most financial markets, including currencies.

     Which brings us to an overview of the international economic picture. Over time Southeast Asia--which remains part of the global community of emerging markets--will overcome the crisis. While Asian sales are relatively small for them, U.S. manufacturing firms seem to be committed to producing things there for the long haul.

     Japan's economy continued to lag during our fiscal year in part because of the burden of restrictive government budget policy, maintained in the attempt to control the growing deficit. However, economic conditions throughout much of Europe showed a marked improvement over those of the previous 12 months.

     Implementation of European Monetary Union (EMU) and a single currency appears all but certain at this point. Good performance in European markets is at least in part attributable to the changes that are beginning to take place as a result of EMU.

     As to the domestic outlook, Federal Reserve Chairman Greenspan has warned in recent months that the economy has been on an "unsustainable" track and that any expectation of further stock market gains at the pace of the past two years is "unrealistic."

     He also has noted that unless demand slows and/or productivity accelerates, the gap between demand for labor and the potential supply surely will set off a round of wage inflation.

     No doubt the Far East financial market crisis is producing some braking action on the domestic economy and equity market, a factor which led the Federal Reserve open market committee not to raise interest rates at its meeting on November 12. Over the past two years, the committee has changed rates only twice, with 0.25% increases in January, 1996, and March, 1997.

     Looking ahead, we cite a report from Bill Gross, of Pacific Investment Management Company (PIMCO) and portfolio manager of the Harbor Bond Fund, that PIMCO's annual secular forum earlier this year remained steadfastly bullish on the outlook for interest rates and bond prices through the turn of the century.

     "Absent political icebergs," the PIMCO call is for yields approaching 5 percent at the peak of any cyclical downturn and 7 percent during any period of strong growth and Federal Reserve tightening.

     One favorable economic development during the year was enactment of the Taxpayer Relief Act of 1997, an important step in the right direction toward the goals of reducing the federal deficit and improving the low rate of personal savings in the U.S.

     In addition to liberalizing and broadening the provisions for individual retirement accounts, the new law reduces the long term capital gains tax rate, which will benefit investors who buy and hold securities.

     We believe the outlook for equities remains positive, with inflation subdued, particularly in Europe and the U.S. As always, we note that ups and downs in financial markets are inevitable and it is important to choose an asset allocation mix of stock and fixed income investments with the level of risk appropriate for individual goals and to stay with it.

     We took note with pride in our fiscal year 1997 of two significant milestones for Harbor Fund. One was the 10th anniversary of the founding of our first fund, Harbor Growth Fund, and the other was the achievement of total assets of $10 billion, just two years after reaching $5 billion.

     On balance, the Harbor funds performed very well in our 1997 fiscal year. Particularly noteworthy was the performance of Harbor Growth Fund following the start on May 2 of Emerging Growth Advisors, Inc., of Baltimore, as subadvisor. Peter Welles, president of Emerging Growth Advisors, has effectively realigned the portfolio to reduce average capitalization of holdings. Focus is on companies with capitalization, generally $500 million or less at time of initial investment, and above average growth rates.

     We invite your careful review of the performance of the Harbor funds on the pages which follow this letter. Because expenses are a very important element in the performance your investments, we also invite your attention to the expense ratios of the Harbor funds on page one of this report.

     Thank you again for investing with us and as always we welcome any inquiries.

                                            Sincerely,

                                            Ronald C. Boller

                                            Ronald C. Boller
                                            President

December 16, 1997

HARBOR FUND
    The following performance figures are annualized for each Fund. The date of inception for Harbor Growth Fund was November 19, 1986; Harbor International Growth Fund was November 1, 1993; Harbor International II was June 1, 1996; Harbor Short Duration Fund was January 1, 1992; and all other Funds started December 29, 1987.

    HARBOR GROWTH FUND                    NET ASSET VALUE:   10/31/97  $14.20
                                                             10/31/96  $16.00

   ------------------------------------------------------------------------
                                    Total Return for Periods Ended 10/31/97
   ------------------------------------------------------------------------
   Fund/Index                        12 months      5 years       10 years
   ------------------------------------------------------------------------
    Harbor Growth                      18.64%        14.70%        13.57%
   ------------------------------------------------------------------------
    S&P 500                            32.23%        19.95%        17.16%
   ------------------------------------------------------------------------
                                     Total Return for Periods Ended 9/30/97
   ------------------------------------------------------------------------
    Harbor Growth                      19.00%        15.08%        10.48%
   ------------------------------------------------------------------------

    Despite strong performance in the second half of the fiscal year, Harbor Growth Fund underperformed the S&P 500 index for the full year. Following a change in the subadvisor on May 2, the Fund substantially outperformed the S&P 500 index in the third and fourth quarters of the fiscal year, returning 26.0% for the six months, compared with a 15.3% gain in the index. In the fiscal second half, new positions in technology, including software and communications, and timely elimination of holdings in emerging markets were strong positives in performance vs. the index. Substantial progress was made by the new portfolio manager in realignment of the portfolio to focus on companies with smaller market capitalization.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                           HARBOR GROWTH AND S&P 500

                    GROWTH        S&P 500
10/86               10000          10000
10/87               10250          10650.5
10/88               12057.6        12208
10/89               14295          15397
10/90               11803.1        14245
10/91               19913.6        19010.4
10/92               18425          20905.7
10/93               23246.1        24017.6
10/94               21318.6        24990.6
10/95               26845.6        31594.4
10/96               30829.3        39252.4
10/97               36574.8        51903.7

                           PERIOD ENDING OCTOBER 31

    HARBOR INTERNATIONAL GROWTH FUND      NET ASSET VALUE:   10/31/97  $16.15
                                                             10/31/96  $15.35

   ------------------------------------------------------------------------
                                    Total Return for Periods Ended 10/31/97
   ------------------------------------------------------------------------
                                                                   Since
   Fund/Index                        12 months      5 years      Inception
   ------------------------------------------------------------------------
    Harbor International Growth      8.13%            NA           13.98%
   ------------------------------------------------------------------------
    EAFE                             4.63%          11.75%          6.11%
   ------------------------------------------------------------------------
                                     Total Return for Periods Ended 9/30/97
   ------------------------------------------------------------------------
    Harbor International Growth     20.76%          NA             17.27%
   ------------------------------------------------------------------------

    European markets favored restructuring situations this year over the type of growth stock this fund generally holds. Currency turmoil in the Far East/Pacific also detracted from the Fund's results. Still, the Fund returned 8.13% for the 12 months, short of the exceptional annual gains in each of the three full years since the Fund was founded, but well above the gain in the EAFE index. Holdings in Hong Kong and Thailand, which accounted for slightly less than 25% of the portfolio at the start of the fiscal year, had negative performance. Profits were taken and the Thai positions were eliminated in the second quarter. The Hong Kong holdings were reduced throughout the year. Strong returns came from Portugal, Germany, and Spain, where exposure was added because of improved earning prospects, and from new investments in the banking and telephone industries in Italy.


             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                      HARBOR INTERNATIONAL GROWTH AND EAFE

                INTERNATIONAL      EAFE
10/93               10000          10000
10/94               11536.2        11009.4
10/95               12208.2        10968.5
10/96               15609.5        12117
10/97               16878.5        12678

                           PERIOD ENDING OCTOBER 31

    Performance data quoted represents past performance and is not predictive of future performance. Actual return and principal value on an investment will fluctuate, and the shares, when redeemed, may be worth more or less than their original cost.

    HARBOR CAPITAL APPRECIATION FUND    NET ASSET VALUE:  10/31/97  $34.01
                                                          10/31/96  $25.88

   ------------------------------------------------------------------------
                                    Total Return for Periods Ended 10/31/97
   ------------------------------------------------------------------------
                                                                   Since
   Fund/Index                        12 months      5 years      Inception
   ------------------------------------------------------------------------
    Harbor Capital Appreciation       35.73%         21.87%       19.90%
   ------------------------------------------------------------------------
    S&P 500                           32.23%         19.95%       17.64%
   ------------------------------------------------------------------------
                                     Total Return for Periods Ended 9/30/97
   ------------------------------------------------------------------------
    Harbor Capital Appreciation       43.90%         24.13%       20.67%
   ------------------------------------------------------------------------

    Posting exceptional gains in fiscal year 1997, Harbor Capital Appreciation Fund outperformed the S&P 500 index for the 6th time in the 7 full fiscal years since the current subadvisor was named to manage the portfolio. Annualized return of the Fund under the manager increased to 35.73% in the fiscal year, compared with the annualized gain of 32.23% in the S&P 500 index in the same period. Major contributions to Fund performance came from technology, which was overweighted vs. the index, and financial services. To protect strong gains, toward the end of the period technology holdings were reduced. Holdings in financial services, including banks, savings & loans, insurance, and brokerage services, were increased.


             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                    HARBOR CAPITAL APPRECIATION AND S&P 500

                    CAPITAL        S&P 500
12/87               10000          10000
10/88               11670          11623.8
10/89               14109.8        14660.2
10/90               12484.4        13563.4
10/91               19394.3        18100.7
10/92               22190          19905.4
10/93               26663.5        22868.4
10/94               28596.9        23794.8
10/95               38813.7        30082.6
10/96               43945.8        37374.1
10/97               59646          49420

                           PERIODS ENDING OCTOBER 31

    HARBOR INTERNATIONAL FUND II        NET ASSET VALUE:  10/31/97  $12.14
                                                          10/31/96  $10.47

   ------------------------------------------------------------------------
                                    Total Return for Periods Ended 10/31/97
   ------------------------------------------------------------------------
                                                                   Since
   Fund/Index                        12 months      5 years      Inception
   ------------------------------------------------------------------------
    Harbor International II           16.64%          NA          15.15%
   ------------------------------------------------------------------------
    EAFE                               4.63%         11.75%        2.81%
   ------------------------------------------------------------------------
                                     Total Return for Periods Ended 9/30/97
   ------------------------------------------------------------------------
    Harbor International II           30.79%          NA          25.59%
   ------------------------------------------------------------------------

    In a tumultuous year for international financial markets, Harbor International Fund II achieved excellent returns in the first full year since inception on June 1, 1996, widely outperforming the EAFE index. Major gains from holdings in Europe were moderated by underperformance late in the fiscal year from positions in Asia and Brazil. The negative effect of currency translations on performance was somewhat offset by the portfolio's focus on dollar exporting companies in Europe.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                        HARBOR INTERNATIONAL II AND EAFE

                    HARBOR         EAFE
05/96               10000          10000
10/96               10470          9940.89
10/97               12212.4        10401.1

                           PERIODS ENDING OCTOBER 31

    HARBOR INTERNATIONAL FUND           NET ASSET VALUE:  10/31/97  $35.84
                                                          10/31/96  $31.21

   ------------------------------------------------------------------------
                                    Total Return for Periods Ended 10/31/97
   ------------------------------------------------------------------------
                                                                   Since
   Fund/Index                        12 months      5 years      Inception
   ------------------------------------------------------------------------
    Harbor International               19.26%        19.62%        17.54%
   ------------------------------------------------------------------------
    EAFE                                4.63%        11.75%         6.37%
   ------------------------------------------------------------------------
                                     Total Return for Periods Ended 9/30/97
   ------------------------------------------------------------------------
    Harbor International               31.42%        20.28%        18.77%
   ------------------------------------------------------------------------

    At each fiscal year-end since inception, returns of Harbor International Fund have eclipsed those of the EAFE index, posting gains more than 4 times those of the index in fiscal 1997. Major gains from holdings in Russia, Portugal, Spain, Brazil, and the United Kingdom dwarfed the negative results of small positions in Malaysia, Singapore, and Australia, which were sharply reduced by fiscal year-end. While effects of the strength of the dollar held down gains somewhat, returns from portfolio holdings throughout continental Europe and South America were particularly strong.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                         HARBOR INTERNATIONAL AND EAFE

                     EAFA       INTERNATIONAL
12/87               10000          10000
10/88               12038.9        13000
10/89               13019.1        17069.2
10/90               11349.9        17720.2
10/91               12139.1        20863.8
10/92               10534.6        20024.5
10/93               14480.6        27935.7
10/94               15942.3        33122.2
10/95               15883.1        34799.1
10/96               17546.2        41123.2
10/97               18358.5        49044.1

                           PERIODS ENDING OCTOBER 31

    HARBOR VALUE FUND                   NET ASSET VALUE:  10/31/97  $18.17
                                                          10/31/96  $16.04

   ------------------------------------------------------------------------
                                    Total Return for Periods Ended 10/31/97
   ------------------------------------------------------------------------
                                                                   Since
   Fund/Index                        12 months      5 years      Inception
   ------------------------------------------------------------------------
    Harbor Value                       31.08%        18.04%        15.77%
   ------------------------------------------------------------------------
    S&P 500                            32.23%        19.95%        17.64%
   ------------------------------------------------------------------------
                                     Total Return for Periods Ended 9/30/97
   ------------------------------------------------------------------------
    Harbor Value                       38.23%        18.25%        16.35%
   ------------------------------------------------------------------------

    Exceptionally strong returns in the third quarter highlighted Harbor Value Fund's performance in the fiscal year as the Fund slightly underperformed the S&P 500 index for the 12 months. Narrowness in the market--with investor focus on a relatively small number of large-capitalization growth stocks--began to ease somewhat just before midyear and the Fund outperformed the index in the second half of the fiscal year. Fund holdings in the technology, financial, and consumer durable segments of the market had particularly strong returns for the year and were the principal sources of outperformance in the second half. Passive management of 25% of Fund assets--aimed at reducing volatility--added broad diversification.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          HARBOR VALUE AND THE S&P 500

                    S&P 500        VALUE
12/87               10000          10000
10/88               12006.8        11623.8
10/89               15205          14660.2
10/90               13228.9        13563.4
10/91               17220.8        18100.7
10/92               18436.1        19905.4
10/93               20645.8        22868.4
10/94               21636.6        23794.8
10/95               26184.7        30082.6
10/96               32228.7        37374.1
10/97               42245.2        49420

                           PERIODS ENDING OCTOBER 31

    HARBOR BOND FUND                    NET ASSET VALUE:  10/31/97  $11.57
                                                          10/31/96  $11.28

   ------------------------------------------------------------------------
                                    Total Return for Periods Ended 10/31/97
   ------------------------------------------------------------------------
                                                                   Since
   Fund/Index                        12 months      5 years      Inception
   ------------------------------------------------------------------------
    Harbor Bond                        8.96%         8.19%         9.76%
   ------------------------------------------------------------------------
    LB AGG                             8.89%         7.51%         9.18%
   ------------------------------------------------------------------------
                                     Total Return for Periods Ended 9/30/97
   ------------------------------------------------------------------------
    Harbor Bond                        10.48%        7.76%         9.73%
   ------------------------------------------------------------------------

    Harbor Bond Fund posted a return of 8.96% in the fiscal year to edge out the Lehman Brothers Aggregate index. After an increase in the federal funds rate in March, the yield of the 30-year treasury bond fell steadily and the yield curve flattened. After the Federal Reserve boosted the federal funds rate by 0.25% in March, average duration of the Fund's portfolio was reduced throughout the balance of the year to protect the portfolio from the potential of further increases. Rates on the 30-year treasury bond declined in the latter half of the fiscal year, which added to results, even with the shorter average duration. Throughout the period, good contributions to performance came from sector weightings relative to the index, particularly overweighting in mortgages and underweighting in investment grade corporates. Significant returns also came from small holdings of lower-grade corporates, hedged foreign bonds, and dollar denominated Latin American bonds.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                             HARBOR BOND AND LB AGG

                     BOND          LB AGG
12/87               10000          10000
10/88               10790.9        10909
10/89               12049.2        12207.1
10/90               12534.2        12977.4
10/91               15042.1        15029.6
10/92               16868.8        16507.5
10/93               19227.1        18467
10/94               18622.5        17789.2
10/95               21334.5        20572.7
10/96               22947.4        21775.7
10/97               25004.1        23712.1

                           PERIODS ENDING OCTOBER 31

    HARBOR SHORT DURATION FUND          NET ASSET VALUE:  10/31/97  $8.66
                                                          10/31/96  $8.79

   ------------------------------------------------------------------------
                                    Total Return for Periods Ended 10/31/97
   ------------------------------------------------------------------------
                                                                   Since
   Fund/Index                        12 months      5 years      Inception
   ------------------------------------------------------------------------
    Harbor Short Duration              5.48%         5.44%         5.30%
   ------------------------------------------------------------------------
    1-Yr GVT                           5.79%         5.12%         5.08%
   ------------------------------------------------------------------------
                                     Total Return for Periods Ended 9/30/97
   ------------------------------------------------------------------------
    Harbor Short Duration              5.95%         5.26%         5.29%
   ------------------------------------------------------------------------

    Performance of the Harbor Short Duration Fund fell slightly below that on one-year treasury bills but exceeded returns of 90-day treasury bills in the fiscal year as yield spreads between treasuries and other obligations widened late in the period. However, average annual returns of the Fund for the past 5 years remain well above both the one-year and 90-day bills. As yield spreads between returns from treasuries and asset- and mortgage-backed securities narrowed during the year, holdings of treasuries in the portfolio were increased to about 65% with the balance in well diversified bonds among others. And as the yield curve flattened, average duration of holdings was reduced after mid-year from about 18 to 12 months. Both moves added to returns.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                       HARBOR SHORT DURATION AND T-BILLS

                     SHORT        1 YR GVT
12/91               10000          10000
10/92               10371.8        10398.2
10/93               10909.2        10810
10/94               11185.4        11121.2
10/95               11948.7        11910.7
10/96               12814          12616.9
10/97               13515.6        13348

                           PERIODS ENDING OCTOBER 31

    HARBOR MONEY MARKET FUND            NET ASSET VALUE:  10/31/97  $1.00
                                                          10/31/96  $1.00

   ------------------------------------------------------------------------
                                    Total Return for Periods Ended 10/31/97
   ------------------------------------------------------------------------
                                                                   Since
   Fund/Index                        12 months      5 years      Inception
   ------------------------------------------------------------------------
    Harbor Money Market                5.11%         4.41%         5.58%
   ------------------------------------------------------------------------
    T-Bills                            5.29%         4.67%         5.68%
   ------------------------------------------------------------------------
                                    Current Yield for Periods Ended 9/30/97
   ------------------------------------------------------------------------
    Harbor Money Market               7 days: 5.18%        30 days: 5.13%
   ------------------------------------------------------------------------

    Returns of Harbor Money Market Fund slightly trailed those of 90-day treasury bills but significantly outperformed the Donaghue's average for all taxable money market funds for the fiscal year. Interest rates were relatively stable throughout the period and high-quality commercial paper and bank obligations continued to make up an average of 80% of the portfolio. In the fiscal first half, average maturity was limited to 2 1/2 months or less. Later, as the yield curve flattened, average maturity was extended to as high as 85 days, which aided performance slightly. Money market shares are neither insured nor guaranteed by the U.S. government. While the Money Market Fund seeks to maintain a stable price, there is no assurance the Fund will be able to do so.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                        HARBOR MONEY MARKET AND T-BILLS

                    MONEY          T-BILL
12/87               10000          10000
10/88               10560.7        10568.4
10/89               11557.5        11494
10/90               12484.3        12427.3
10/91               13265.1        13201.2
10/92               13751.8        13712.1
10/93               14121          14135.5
10/94               14619.1        14685
10/95               15446.6        15533.2
10/96               16232          16358.2
10/97               17061.3        17223.4

                           Periods ending October 31

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND
BOARD OF TRUSTEES OF HARBOR FUND

    In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, of changes in net assets and of cash flows, and the financial highlights present fairly, in all material respects, the financial position of each of the nine Funds constituting the Harbor Fund, (hereafter referred to as the "Trust") at October 31, 1997, and the results of each of their operations, the changes in each of their net assets, the cash flows for the Harbor Short Duration Fund, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts

December 16, 1997

HARBOR GROWTH FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1997

Common Stock Holdings (%)
(Excludes net cash and short-term investments of 8.8%)

    Domestic Oil                      1.0

    Pollution Control                 1.3

    Groceries                         1.5

    Hotel-Motel                       1.5

    Leisure & Luxury                  2.0

    Media                             2.0

    Automobile Equipment              2.1

    Apparel & Textiles                2.2

    Retail -- Food Stores             2.2

    Machinery                         2.5

    Electric Power                    2.6

    Services                          3.5

    Computers & Business Equipment    4.0

    Semiconductors                    4.3

    Retail -- All Other               4.6

    Miscellaneous Hi Tech             5.0

    Drugs & Medicine                  5.9

    Health Care -- Hospital Mgmt      6.5

    Electronics Instruments           7.4

    Telecommunications                13.0

    Computer Services                 16.1


COMMON STOCKS--91.2%



                                                         VALUE
                                             SHARES      (000S)
                                             ------      ------
APPAREL & TEXTILES--2.2%
  TJX Companies Inc. New..................    77,800    $  2,305
                                                        --------
AUTOMOBILE EQUIPMENT--2.1%
  Tower Automotive, Inc. *................    51,200       2,144
                                                        --------
COMPUTER SERVICES--16.1%
  Autodesk Inc............................    17,900         662
  BMC Software Inc........................    28,600       1,727
  Dataworks Corp.*........................   200,000       3,962
  Legato Systems Inc.*....................   100,000       4,275
  Network Appliance Inc.*.................    50,000       2,512
  Project Software & Development Inc.*....    80,000       1,850
  Raptor Systems Inc.*....................    80,000       1,100
  Zitel Corp.*............................    50,000         709
                                                        --------
                                                          16,797
                                                        --------
COMPUTERS & BUSINESS EQUIPMENT--4.0%
  E M C Corp. Mass*.......................    38,100       2,134
  Unison Software Inc.*...................   140,000       2,030
                                                        --------
                                                           4,164
                                                        --------
DOMESTIC OIL--1.0%
  Valero Energy Corp......................    36,200       1,091
                                                        --------
DRUGS & MEDICINE--5.9%
  Dura Pharmaceuticals Inc.*..............    41,700       2,017
  Elan PLC*...............................    45,200       2,254
  Molecular Devices Corp.*................    95,000       1,900
                                                        --------
                                                           6,171
                                                        --------
ELECTRIC POWER--2.6%
  AES Corp.*..............................    55,400       2,195
  PG & E Corp.............................    20,054         513
                                                        --------
                                                           2,708
                                                        --------
ELECTRONIC INSTRUMENTS--7.4%
  Checkpoint Systems Inc.*................   125,000       2,000
  Lo Jack Corp.*..........................   250,000       3,469
  Tellabs Inc.*...........................    42,000       2,268
                                                        --------
                                                           7,737
                                                        --------
GROCERIES--1.5%
  McKesson Corp. New......................    14,500       1,556
                                                        --------
HEALTH CARE-HOSPITAL MANAGEMENT--6.5%
  Health Management Association*..........   104,100       2,537
  Healthsouth Corp.*......................    73,700       1,884
  Safeskin Corp.*.........................    46,200       2,096
  Urocor Inc.*............................    37,500         314
                                                        --------
                                                           6,831
                                                        --------
HOTEL-MOTEL--1.5%
  Four Seasons Hotels Inc.................    48,200       1,594
                                                        --------
LEISURE & LUXURY--2.0%
  Carnival Corp...........................    43,800       2,124
                                                        --------
MACHINERY--2.5%
  Hirsch International Group*.............   140,000       2,643
                                                        --------

HARBOR GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED


                                                         VALUE
                                             SHARES      (000S)
                                             ------      ------
MEDIA--2.0%
  Chancellor Media Corp.*.................    37,100    $  2,036
                                                        --------
MISCELLANEOUS HI TECH--5.0%
  JPM Co.*................................   100,000       2,075
  Planar Systems Inc.*....................   170,000       1,891
  Sawtek Inc.*............................    38,400       1,306
                                                        --------
                                                           5,272
                                                        --------
POLLUTION CONTROL--1.3%
  USA Waste Services Inc.*................    36,120       1,336
                                                        --------
RETAIL-ALL OTHER--4.6%
  Consolidated Stores Corp.*..............    53,250       2,123
  Dollar Tree Stores Inc.*................    65,250       2,643
                                                        --------
                                                           4,766
                                                        --------
RETAIL-FOOD STORES--2.2%
  Kroger Co.*.............................    70,000       2,284
                                                        --------
SEMICONDUCTORS--4.3%
  Advanced Technology Materials Inc.*.....    40,000       1,075
  Dallas Semiconductor Corp...............    70,000       3,421
                                                        --------
                                                           4,496
                                                        --------
SERVICES--3.5%
  Manpower Inc. Wis.......................    42,800       1,642
  Robert Half International Inc.*.........    48,750       1,996
                                                        --------
                                                           3,638
                                                        --------
TELECOMMUNICATIONS--13.0%
  Aspect Telecommunications Corp.*........   125,000       3,000
  Boston Technology Inc.*.................    70,000       1,899
  Nextel Communications Inc.*.............   117,700       3,090
  P-Com Inc.*.............................   100,000       2,013
  Teleport Communications Group*..........    25,000       1,209
  Transcrypt International Inc.*..........   110,000       2,420
                                                        --------
                                                          13,631
                                                        --------

                                            PRINCIPAL
                                             AMOUNT      VALUE
                                             (000S)      (000S)
                                            ---------    ------
TOTAL COMMON STOCKS
  (Cost $76,382).....................................   $ 95,324
                                                        --------
SHORT-TERM INVESTMENT--8.8%
  (Cost $9,196)
REPURCHASE AGREEMENTS
  Repurchase Agreement with State Street
    Bank & Trust dated October 31, 1997
    due November 3, 1997 at 4.50%,
    collateralized by a U.S. Treasury
    Note, 5.625% February 28, 2001, par
    value of $9,345 (repurchase proceeds
    of $9,199 when closed on November 3,
    1997).................................    $9,196       9,196
                                                        --------
TOTAL INVESTMENTS--100%
  (Cost $85,578).....................................    104,520
CASH AND OTHER ASSETS,
  LESS LIABILITIES--0.0%.............................         48
                                                        --------
TOTAL NET ASSETS--100.0%.............................   $104,568
                                                        ========

------------
* Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1997

Investment Holdings By Country (%)
(Excludes net cash and short-term investments of 7.4%)

    Malaysia (MAL)                    0.6

    Belgium (BEL)                     2.3

    Australia (AUS)                   3.9

    Mexico (MEX)                      3.9

    Spain (SP)                        4.2

    Netherlands (NET)                 4.7

    Portugal (PORT)                   4.7

    Switzerland (SWS)                 6.5

    Hong Kong (HK)                    7.2

    Germany (GER)                     7.9

    Italy (IT)                        11.5

    France (FR)                       12.5

    United Kingdom (UK)               22.7


COMMON STOCKS--92.6%

                                                        VALUE
                                            SHARES      (000S)
                                            ------      ------
APPAREL & TEXTILES--4.1%
  Adidas AG (GER).......................     258,965   $ 37,482
                                                       --------
BANKS--8.6%
  AMMB Holdings Berhad Wts. (MAL)*......      90,960         20
  AMMB Holdings Berhad (MAL)............   3,156,000      5,160
  Bank of East Asia (HK)................   3,680,614      8,236
  Credito Italiano (IT).................  18,706,100     49,887
  Standard Chartered PLC (UK)...........   1,462,829     15,879
                                                       --------
                                                         79,182
                                                       --------
BUSINESS SERVICES--7.1%
  Adecco SA (SWS).......................      70,280     22,335
  Rentokil Initial (UK).................  10,604,300     42,699
                                                       --------
                                                         65,034
                                                       --------

                                                        VALUE
                                            SHARES      (000S)
                                            ------      ------
CHEMICALS--3.8%
  SGL Carbon (GER)......................     248,260   $ 34,853
                                                       --------
ELECTRICAL EQUIPMENT--5.7%
  Siebe PLC (UK)........................   2,752,523     52,877
                                                       --------
ELECTRONIC COMPONENTS--3.0%
  SGS Thomson Microelectronics (FR).....     264,949     18,855
  SGS Thomson Microelectronics (FR)
    Registered..........................     128,900      9,184
                                                       --------
                                                         28,039
                                                       --------
GAS & PIPELINE UTILITIES--2.7%
  Hong Kong & China Gas (HK)............  13,027,000     24,600
                                                       --------
HOUSEHOLD PRODUCTS--3.9%
  Kimberly-Clark De Mexico SA (MEX).....   8,158,800     35,807
                                                       --------
INSURANCE--5.0%
  AXA UAP (FR)..........................     677,100     46,367
                                                       --------
LEISURE--6.0%
  Granada Group (UK)....................   3,998,282     55,141
                                                       --------
MEDIA--4.7%
  Ver Neder Uitgevers (NET).............   1,809,600     42,875
                                                       --------
PETROLEUM--3.9%
  Santos Limited (AUS)..................   4,075,500     18,744
  Woodside Petroleum (AUS)..............   2,093,692     17,683
                                                       --------
                                                         36,427
                                                       --------
PHARMACEUTICALS--13.1%
  Novartis AG (SWS).....................      24,095     37,736
  Rhone Poulenc SA (FR).................     337,100     14,698
  SmithKline Beecham (UK)...............   4,421,203     41,910
  Synthelabo (FR).......................     220,639     25,972
                                                       --------
                                                        120,316
                                                       --------
REAL ESTATE--3.7%
  Cheung Kong Holdings (HK).............   2,333,000     16,219
  New World Development Co. (HK)........   5,013,886     17,639
                                                       --------
                                                         33,858
                                                       --------
RETAILING--2.3%
  Delhaize Le Lion (BEL)................     441,988     20,973
                                                       --------
TELECOMMUNICATIONS--15.0%
  Portugal Telecom (PORT)...............   1,050,800     43,114
  Telecom Italia MOB (IT)...............   9,113,600     33,806
  Telecom Italia SPA (IT)...............   1,481,500      9,284
  Telecom Italia SPA-RNC (IT)...........   3,224,000     13,025
  Telefonica de Espana (SP).............   1,404,200     38,322
                                                       --------
                                                        137,551
                                                       --------
TOTAL COMMON STOCKS
  (Cost $793,763).......................                851,382
                                                       --------

HARBOR INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

CORPORATE BONDS--0.0%

                                          PRINCIPAL
                                            AMOUNT      VALUE
                                            (000S)      (000S)
                                          ---------     ------
AMMB Holdings Berhad (MAL)
  5.000%--05/13/02......................     MYR 910   $    202
AMMB Holdings Berhad (MAL)
  7.500%--05/08/02......................         910        142
                                                       --------
TOTAL CORPORATE BONDS
  (Cost $734).......................................        344
                                                       --------

SHORT-TERM INVESTMENTS--5.2%

COMMERCIAL PAPER
  Chevron USA, Inc.
    5.550%--11/03/97....................  $   12,289     12,289
  Ford Motor Credit Co.
    5.630%--11/03/97....................  $   35,000     35,000
                                                       --------

                                                        VALUE
                                                        (000S)
                                                        ------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $47,289)....................................   $ 47,289
                                                       --------

TOTAL INVESTMENTS--97.8%
  (Cost $841,786)...................................    899,015

CASH AND OTHER ASSETS, LESS LIABILITIES--2.2%.......
                                                         19,935
                                                       --------

TOTAL NET ASSETS--100%..............................   $918,950
                                                       ========

------------
* Non-income producing security.
MYR -- Malaysian Ringgit

    The accompanying notes are an integral part of the financial statements.

HARBOR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1997

Common Stock Holdings (%)
(Excludes net cash and short-term investments of 4.9%)

    Aerospace -- Defense
                                              0.7
    Machinery
                                              1.1
    Domestic Oil
                                              1.2
    Financial Services
                                              1.2
    Media
                                              1.3
    Cosmetics
                                              1.4
    Leisure & Luxury
                                              1.4
    Air Freight
                                              1.6
    Business Services
                                              1.6
    Electrical Equipment
                                              1.7
    Insurance -- Life
                                              1.7
    Insurance -- Other
                                              1.8
    Chemicals -- Fertilizers
                                              1.9
    Health Care -- Hospital Management
                                              2.0
    Savings & Loans
                                              2.1
    Hotel-Motel
                                              2.6
    Oil Well Equipment & Services
                                              2.7
    Miscellaneous Hi Tech
                                              2.8
    Computer Services
                                              4.0
    Credit & Miscellaneous Financial
                                              4.6
    Services
                                              4.8
    Banks -- Money Centers
                                              5.0
    Telecommunications
                                              5.2
    Electronic Instruments
                                              5.3
    Semiconductors
                                              5.3
    Retail -- All Other
                                              7.9
    Drugs & Medicine
                                              11.0
    Computer-Business Equipment
                                              11.2

COMMON STOCKS--95.1%

                                                       VALUE
                                          SHARES       (000S)
                                          ------       ------
AEROSPACE-DEFENSE--0.7%
  Boeing Co. ..........................    410,100   $   19,633
                                                     ----------
AIR FREIGHT--1.6%
  Federal Express Corp.*...............    660,400       44,082
                                                     ----------
BANKS-MONEY CENTERS--5.0%
  Chase Manhattan Corp. New............    708,300       81,720
  Citicorp.............................    454,800       56,878
                                                     ----------
                                                        138,598
                                                     ----------
BUSINESS SERVICES--1.6%
  Reuters Holdings PLC ADR Cl. B(1)....    668,300       43,941
                                                     ----------
CHEMICALS-FERTILIZERS--1.9%
  Monsanto Co. ........................  1,249,600       53,420
                                                     ----------
COMPUTER SERVICES--4.0%
  Gartner Group Inc. New*..............    860,200       24,301
  Microsoft Corp. .....................    353,300       45,929
  SAP AG ADR(1)........................    432,200       42,939
                                                     ----------
                                                        113,169
                                                     ----------
COMPUTER-BUSINESS EQUIPMENT--11.2%
  3Com Corp.*..........................  1,269,300       52,597
  Cisco Systems Inc.*..................  1,138,200       93,368
  Compaq Computer Corp. ...............    928,400       59,185
  Dell Computer Corp.*.................    562,600       45,078
  International Business Machines......    420,300       41,216
  MMC Networks Inc. ...................     45,000          984
  Xerox Corp. .........................    263,200       20,875
                                                     ----------
                                                        313,303
                                                     ----------
COSMETICS--1.4%
  Gillette Co. ........................    438,700       39,072
                                                     ----------
CREDIT & MISCELLANEOUS FINANCIAL--4.6%
  Associates First Capital Corp. ......    731,900       46,567
  MBNA Corp. ..........................  1,243,775       32,727
  Morgan Stanley Dean Witter Discover,
    Inc. ..............................  1,020,220       49,991
                                                     ----------
                                                        129,285
                                                     ----------
DOMESTIC OIL--1.2%
  Amerada Hess Corp. ..................    553,800       34,024
                                                     ----------
DRUGS & MEDICINE--11.0%
  Bristol Meyers Squibb Co. ...........    552,700       48,499
  Eli Lilly & Co. .....................    707,300       47,301
  Pfizer Inc. .........................  1,575,200      111,445
  SmithKline Beecham PLC ADR(1)........  1,311,500       62,460
  Warner-Lambert Co. ..................    271,400       38,861
                                                     ----------
                                                        308,566
                                                     ----------
ELECTRICAL EQUIPMENT--1.7%
  General Electric Co. ................    722,100       46,621
                                                     ----------

HARBOR CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

                                                       VALUE
                                          SHARES       (000S)
                                          ------       ------
ELECTRONIC INSTRUMENTS--5.3%
  Hewlett Packard Co. .................  1,183,000   $   72,976
  KLA Tencor Corp.*....................    735,700       32,325
  Tellabs Inc.*........................    792,600       42,800
                                                     ----------
                                                        148,101
                                                     ----------
FINANCIAL SERVICES--1.2%
  Charles Schwab Corp. New.............    950,700       32,443
                                                     ----------
HEALTH CARE-HOSPITAL MANAGEMENT--2.0%
  Boston Scientific Corp.*.............    463,200       21,075
  Healthsouth Corp. ...................  1,319,900       33,740
                                                     ----------
                                                         54,815
                                                     ----------
HOTEL-MOTEL--2.6%
  Doubletree Corp.*....................    726,600       30,245
  Hilton Hotels Corp. .................  1,375,400       42,379
                                                     ----------
                                                         72,624
                                                     ----------
INSURANCE-LIFE--1.7%
  UNUM Corp. ..........................    990,800       48,302
                                                     ----------
INSURANCE-OTHER--1.8%
  MGIC Investment Corp. Wis............    814,900       49,149
                                                     ----------
LEISURE & LUXURY--1.4%
  Walt Disney Co. .....................    482,900       39,719
                                                     ----------
MACHINERY--1.1%
  Case Corp. ..........................    507,600       30,361
                                                     ----------
MEDIA--1.3%
  Clear Channel Communication*.........    547,900       36,161
                                                     ----------
MISCELLANEOUS HI TECH--2.8%
  Applied Materials Inc. ..............  1,041,600       34,763
  Diebold Inc. ........................  1,014,400       44,697
                                                     ----------
                                                         79,460
                                                     ----------
OIL WELL EQUIPMENT & SERVICES--2.7%
  Schlumberger Ltd. ...................    860,500       75,294
                                                     ----------
RETAIL-ALL OTHER--7.9%
  Autozone Inc.*.......................    907,300       26,822
  Dollar General Corp. ................  1,197,452       39,591
  Gap Inc. ............................    848,600       45,135
  Home Depot Inc. .....................    610,900       33,981
  Kohl's Corp.* .......................    617,500       41,450
  Sears, Roebuck & Co. ................    828,100       34,677
                                                     ----------
                                                        221,656
                                                     ----------

                                                       VALUE
                                          SHARES       (000S)
                                          ------       ------
SAVINGS & LOANS--2.1%
  Washington Mutual Inc. ..............    877,800   $   60,074
                                                     ----------
SEMICONDUCTORS--5.3%
  Intel Corp. .........................    364,000       28,028
  International Rectifier Corp. .......  1,430,700       19,583
  Motorola Inc. .......................    802,200       49,536
  Texas Instruments Inc. ..............    481,300       51,349
                                                     ----------
                                                        148,496
                                                     ----------
SERVICES--4.8%
  CKS Group Inc. ......................    642,300       23,283
  CUC International Inc. ..............  1,286,243       37,944
  Manpower Inc. Wis....................    802,200       30,784
  Omnicom Group........................    612,500       43,258
                                                     ----------
                                                        135,269
                                                     ----------
TELECOMMUNICATIONS--5.2%
  Airtouch Communications, Inc. .......  1,140,300       44,044
  Ciena Corp. .........................    383,100       21,071
  Nokia Corp. ADR(1)...................    546,700       48,246
  Vodafone Group PLC ADR(1)............    595,000       32,651
                                                     ----------
                                                        146,012
                                                     ----------
TOTAL COMMON STOCKS
  (Cost $2,105,071)....................               2,661,650

                                                     ----------

SHORT-TERM INVESTMENT--4.5%
  (Cost $125,873)

                                         PRINCIPAL
                                          AMOUNT
                                          (000S)
                                         ---------
COMMERCIAL PAPER
  Ford Motor Credit Co.
    5.630%--11/03/97...................   $125,873      125,873
                                                     ----------

TOTAL INVESTMENTS--99.6%
  (Cost $2,230,944)...............................    2,787,523

CASH AND OTHER ASSETS,
  LESS LIABILITIES--0.4%..........................       10,881
                                                     ----------

TOTAL NET ASSETS--100.0%..........................   $2,798,404
                                                     ==========

------------
(1) ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
 *  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL FUND II
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1997

Investment Holdings By Country (%)
(Excludes net cash and short-term investments of 0.1%)

    Denmark (DEN)
                                      1.1
    Norway (NOR)
                                      1.1
    South Africa (S. AFR)
                                      1.1
    Canada (CAN)
                                      1.3
    Argentina (ARG)
                                      1.4
    Poland (POL)
                                      1.5
    Portugal (PORT)
                                      1.8
    Netherlands (NET)
                                      3.0
    Malaysia (MAL)
                                      3.7
    Brazil (BR)
                                      5.3
    Russia (RUS)
                                      5.4
    Hong Kong (HK)
                                      5.5
    Japan (JP)
                                      5.7
    Sweden (SW)
                                      6.6
    Singapore (SGP)
                                      7.1
    United Kingdom (UK)
                                      13.8
    France (FR)
                                      17.0
    Switzerland (SWS)
                                      17.5

COMMON STOCKS--98.2%

                                                        VALUE
                                          SHARES        (000S)
                                          ------        ------
AEROSPACE--2.6%
  Rolls Royce (UK)...................        644,863   $  2,315
  Thomson CSF (FR)...................         45,000      1,223
                                                       --------
                                                          3,538
                                                       --------
AUTO PARTS--1.5%
  Autoliv Inc. (SW)..................         50,000      2,006
                                                       --------
AUTOMOTIVE--1.5%
  Jardine International Motor (HK)...        848,000        614
  Volvo AB, Series B (SW)............         55,000      1,439
                                                       --------
                                                          2,053
                                                       --------
BANKS--8.8%
  Bank Slaski (POL)..................         35,000      2,039
  Banque National Paris (FR).........         40,646      1,797
  Cie Fin Paribas Cl. A (FR).........         19,000      1,380
  Credit Suisse Group (SWS)..........         20,140      2,837
  Malayan Bank Berhad (MAL)..........        350,000      1,355
  United Overseas Bank (SGP).........        450,052      2,486
                                                       --------
                                                         11,894
                                                       --------
BEVERAGES--4.1%
  Fraser & Neave (SGP)...............        265,000      1,329
  Guinness (UK)......................        270,000      2,415
  Whitbread (UK).....................        135,000      1,805
                                                       --------
                                                          5,549
                                                       --------
BUSINESS SERVICES--2.1%
  SGS Holding (SWS)..................          1,500      2,892
                                                       --------
CONGLOMERATES--9.1%
  Jardine Matheson (SGP).............        460,943      2,950
  Keppel Corp. (SGP).................        900,000      2,846
  Oerlikon Buhrle AG (SWS)...........         20,000      2,557
  Sime Darby Berhad (MAL)............        950,000      1,368
  Swire Pacific Ltd. Cl. A (HK)......        285,000      1,523
  Swire Pacific Ltd. Cl. B (HK)......      1,025,000      1,087
                                                       --------
                                                         12,331
                                                       --------

HARBOR INTERNATIONAL FUND II
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

                                                        VALUE
                                          SHARES        (000S)
                                          ------        ------
CONSUMER GOODS--4.1%
  BIC (FR)...........................         35,000   $  2,394
  Hunter Douglas NV (NET)............         55,686      2,295
  Salomon & Taylor (JP)..............        243,000        848
                                                       --------
                                                          5,537
                                                       --------
ELECTRIC UTILITIES--3.6%
  Cataguazes Leopold, Pfd. A (BR)....  1,600,200,000      3,193
  Texpar SA Pfd. (BR)................    126,000,000          6
  Unified Energy Systems Pfd
    (RUS)*...........................      5,000,000      1,638
                                                       --------
                                                          4,837
                                                       --------
ELECTRONICS--2.8%
  Matsushita Electrical Industries
    (JP).............................         80,000      1,343
  Schneider SA (FR)..................         24,000      1,282
  Sony Corp. (JP)....................         14,000      1,162
                                                       --------
                                                          3,787
                                                       --------
ENGINEERING--2.1%
  Sulzer AG (SWS)....................          3,800      2,779
                                                       --------
FINANCIAL SERVICES--1.2%
  ING Groep NV (NET).................         40,000      1,679
                                                       --------
FOOD--2.6%
  Cresud (ARG).......................      1,050,000      1,923
  Nestle SA (SWS)....................          1,100      1,550
                                                       --------
                                                          3,473
                                                       --------
INDUSTRIAL MACHINERY--0.9%
  Komatsu (JP).......................        225,000      1,202
                                                       --------
INSURANCE--2.3%
  AXA UAP (FR).......................         28,000      1,917
  Zurich Vericherun (SWS)............          3,000      1,238
                                                       --------
                                                          3,155
                                                       --------
MINING & METALS--6.1%
  Anglo American Corp.
    South Africa Ltd. (S. AFR).......         28,000      1,210
  Billiton (UK)......................        770,000      2,232
  Gencor Ltd. (S. AFR)...............        120,000        269
  Pechiney (FR)......................         48,000      1,974
  Rio Tinto (UK).....................         61,341        790
  Sedna Geotech Inc. Wts. (CAN)*.....        600,000          0
  Sedna Geotech Inc. (CAN)...........        900,000      1,756
                                                       --------
                                                          8,231
                                                       --------

                                                        VALUE
                                          SHARES        (000S)
                                          ------        ------
OIL & GAS PRODUCTION--8.5%
  British Petroleum (UK).............         75,288   $  1,107
  Elf Aquitaine (FR).................         12,000      1,485
  Oil Co. Lukoil ADR (RUS) (1).......         65,000      5,679
  Petrol Brasileiros, Pfd. (BR)......     10,000,000      1,859
  Total Cl. B (FR)...................         12,000      1,331
                                                       --------
                                                         11,461
                                                       --------
PHARMACEUTICALS--11.7%
  Nobel Biocare (SW).................        200,000      2,590
  Novartis AG (SWS)..................          1,900      2,976
  Novo Nordisk AS (DEN)..............         13,000      1,408
  Rhone Poulenc SA (FR)..............         60,548      2,640
  Roche Holdings AG (SWS)............            300      2,636
  SmithKline Beecham PLC (UK)........        376,893      3,573
                                                       --------
                                                         15,823
                                                       --------
PHOTOGRAPHY--1.6%
  Canon Inc. (JP)....................         42,000      1,019
  Fuji Photo Film Co. (JP)...........         30,000      1,087
                                                       --------
                                                          2,106
                                                       --------
POLLUTION CONTROL--0.6%
  Waste Management International
    PLC ADR (UK) (1)*................        120,000        825
                                                       --------
PUBLISHING--2.6%
  Investec Consulting (PORT).........         75,400      2,358
  Reed International (UK)............        110,000      1,088
                                                       --------
                                                          3,446
                                                       --------
REAL ESTATE--3.2%
  Amoy Properties (HK)...............      1,700,000      1,462
  Cheung Kong Holdings (HK)..........        400,000      2,781
                                                       --------
                                                          4,243
                                                       --------
TELECOMMUNICATION--5.4%
  Ericsson (LM) Tel Co.
    Ser. B (SW)......................         65,000      2,864
  Telecomunicacoes Brasil ADR (BR)
    (1)..............................         21,000      2,132
  Telekom Malaysia (MAL).............        865,000      2,245
                                                       --------
                                                          7,241
                                                       --------
TIRE & RUBBER--2.6%
  Bridgestone Corp. (JP).............         50,000      1,080
  Cie Fin Michel Bas (SWS)...........          5,200      2,377
                                                       --------
                                                          3,457
                                                       --------

HARBOR INTERNATIONAL FUND II
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

                                                        VALUE
                                          SHARES        (000S)
                                          ------        ------
TOBACCO--5.5%
  BAT Industries (UK)................        275,495   $  2,410
  Cie Fin Richemont (SWS)............          1,500      1,821
  Seita (FR).........................        100,000      3,190
                                                       --------
                                                          7,421
                                                       --------
TRANSPORTATION--1.1%
  Frontline Ltd. (NOR)...............        300,000      1,518
                                                       --------
TOTAL COMMON STOCKS
  (Cost $136,511)....................                   132,484
                                                       --------

UNITS--1.7%
    (Cost $2,953)
Eurotunnel (FR)*.....................      2,425,000      2,375
                                                       --------

                                                        VALUE
                                                        (000S)
                                                        ------

TOTAL INVESTMENTS--99.9%
  (Cost $139,464)...................................   $134,859

CASH AND OTHER ASSETS,
  LESS LIABILITIES--0.1%............................         98
                                                       --------

TOTAL NET ASSETS--100.0%............................   $134,957
                                                       ========

------------
(1) ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking organizations.
 *  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1997

Investment Holdings By Country (%)
(Excludes net cash and short-term investments of 3.2%)

    Finland (FIN)                 0.9

    Italy (IT)                    1.0

    Portugal (PORT)               1.2

    Singapore (SGP)               1.2

    Australia (AUS)               1.3

    Malaysia (MAL)                1.4

    Denmark (DEN)                 2.0

    Argentina (ARG)               2.3

    Spain (SP)                    2.7

    Norway (NOR)                  3.0

    Hong Kong (HK)                3.2

    Brazil (BR)                   3.3

    Russia (RUS)                  4.8

    South Africa (S. AFR)         5.0

    Netherlands (NET)             5.9

    Japan (JP)                    7.3

    France (FR)                   9.8

    Sweden (SW)                   9.9

    Switzerland (SWS)             12.7

    United Kingdom (UK)           17.9


COMMON STOCKS--95.3%


                                                       VALUE
                                         SHARES        (000S)
                                         ------        ------
AUTOMOTIVE--1.9%
  Volvo AB, Series B (SW).............   3,661,250   $   95,810

BANKS--15.0%
  ABN Amro Holdings NV (NET)..........   4,261,187   $   85,816
  Banco Bilbao Vizcaya (SP)...........   3,855,450      103,098
  Banco Commercial Portugues ADR
    (PORT)(1).........................     420,000        8,400
  Banco Commercial Portugues
    Registered (PORT).................   2,562,584       52,170
  Bankinter SA (SP)...................     690,000       33,867
  Barclays Bank PLC (UK)..............   4,182,950      104,778
  Cie Fin Paribas Cl. A (FR)..........     672,120       48,810
  Credit Suisse Group (SWS)...........     426,600       60,094
  Malayan Bank Berhad (MAL)...........   8,107,000       31,373
  National Westminster Bank (UK)......   5,826,367       83,773
  Royal Bank of Scotland Group (UK)...   6,289,575       66,691
  Schweiz Bankverein (SWS)*...........     230,786       62,054
  United Overseas Bank (SGP)..........   3,940,570       21,767
                                                     ----------
                                                        762,691
                                                     ----------
BEVERAGES--4.5%
  Cadbury Schweppes (UK)..............   6,379,061       64,215
  Guinness (UK).......................   7,850,000       70,198
  South African Breweries Ltd. ADR (S.
    AFR)(1)...........................   2,121,602       56,253
  Whitbread (UK)......................   3,050,000       40,784
                                                     ----------
                                                        231,450
                                                     ----------
BUSINESS SERVICES--1.3%
  SGS Holding (SWS)...................      35,500       68,452
                                                     ----------
CONGLOMERATES--4.0%
  Keppel Corp. (SGP)..................  12,050,000       38,101
  Kvaerner ASA, Series A (NOR)........   1,042,050       53,839
  Sime Darby Berhad (MAL).............  16,130,000       23,226
  Suez Lyonn Eaux (FR)................     520,487       54,050
  Swire Pacific Ltd. Cl. A (HK).......   6,036,000       32,243
                                                     ----------
                                                        201,459
                                                     ----------
CONSUMER GOODS--2.1%
  BIC (FR)............................   1,040,000       71,145
  Hunter Douglas NV (NET).............     866,324       35,697
                                                     ----------
                                                        106,842
                                                     ----------
ELECTRIC UTILITIES--1.6%
  China Light & Power (HK)............  15,000,000       78,963
                                                     ----------
ELECTRONICS--2.4%
  Ericsson L M Tel Co. ADR Cl.B
    (SW)(1)...........................     646,000       28,586
  Matsushita Electrical Industries
    (JP)..............................   2,500,000       41,961
  Sony Corp. (JP).....................     601,000       49,888
                                                     ----------
                                                        120,435
                                                     ----------

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--CONTINUED


                                                       VALUE
                                         SHARES        (000S)
                                         ------        ------

COMMON STOCKS--CONTINUED

ENGINEERING--0.6%
  Sulzer AG (SWS).....................      41,250   $   30,166
                                                     ----------
FINANCIAL SERVICES--1.7%
  ING Groep NV (NET)..................   2,032,547       85,322
                                                     ----------
FOOD--1.4%
  Nestle SA (SWS).....................      50,300       70,874
                                                     ----------
GAS & PIPELINE UTILITIES--1.3%
  BG (UK).............................  15,500,000       68,133
                                                     ----------
INDUSTRIAL MACHINERY--0.5%
  Komatsu (JP)........................   5,000,000       26,714
                                                     ----------
INSURANCE--4.4%
  Assic Generali (IT).................   2,200,000       49,185
  AXA UAP (FR)........................   1,000,000       68,478
  Schweiz Ruckversicher (SWS).........      71,500      107,690
                                                     ----------
                                                        225,353
                                                     ----------
INVESTMENT COMPANIES--0.8%
  Kinnevik Investment Ser B (SW)......   2,120,510       42,184
                                                     ----------
MINING & METALS--4.6%
  Anglo American Corp. South Africa
    Ltd. ADR (S. AFR)(1)..............   1,286,000       55,620
  Billiton PLC ADR (S. AFR)(1)........  26,950,000       78,110
  Gencor Ltd. ADR (S. AFR)(1).........   5,390,000       12,128
  Rio Tinto (UK)......................   2,113,036       27,227
  Trelleborg AB Cl. B (SW)............   3,312,220       43,780
  WMC Ltd. (AUS)......................   4,965,494       17,635
                                                     ----------
                                                        234,500
                                                     ----------
NEWSPAPERS--0.9%
  News Corp. Ltd. ADR (AUS)(1)........   2,500,000       47,656
                                                     ----------
OIL & GAS EXPLORATION--1.4%
  LASMO (UK)..........................  15,934,352       73,518
                                                     ----------
OIL & GAS PRODUCTION--14.7%
  British Petroleum (UK)..............   6,967,373      102,400
  Norsk Hydro AS (NOR)................     872,691       48,216
  Oil Co. Lukoil ADR (RUS)(1)(2)......   2,878,800      241,100
  Petrol Brasileiros (BR)............. 435,000,001       80,888
  Royal Dutch Petroleum Co. ADR
    (NET)(1)..........................   1,800,000       94,725
  Saga Petroleum AS (NOR).............   2,809,000       55,154
  Total Cl. B (FR)....................     671,444       74,498
  YPF Sociedad Anonima ADR Cl.D
    (ARG)(1)..........................   1,600,000       51,200
                                                     ----------
                                                        748,181
                                                     ----------

                                                        VALUE
                                           SHARES       (100)
                                           ------       -----
PAPER PRODUCTS--2.0%
  Mo Och Domsjo Ab Series B (SW)......   1,000,000   $   27,103
  Stora Kopparbergs Series A (SW).....   1,950,000       26,946
  UPM Kymmene Oy (FIN)................   2,100,000       46,723
                                                     ----------
                                                        100,772
                                                     ----------
PHARMACEUTICALS--8.9%
  Novartis AG (SWS)...................      69,561      108,943
  Novo Nordisk AS Series B (DEN)......     933,000      101,073
  Pharmacia and Upjohn (SW)              2,000,000       63,686
  Rhone Poulenc SA (FR)...............   1,357,133       59,172
  SmithKline Beecham PLC ADR Cl.A
    (UK)(1)...........................   2,540,000      120,968
                                                     ----------
                                                        453,842
                                                     ----------
PHOTOGRAPHY--3.5%
  Canon Inc. (JP).....................   3,557,000       86,302
  Fuji Photo Film Co. (JP)............   2,470,000       89,482
                                                     ----------
                                                        175,784
                                                     ----------
STEEL--0.0%
  Von Roll AG (SWS) *.................      12,000          231
                                                     ----------
TELECOMMUNICATION--6.6%
  Ericsson (LM) Tel Co. Series B
    (SW)..............................   2,640,000      116,316
  Hong Kong Telecom (HK)..............  25,723,951       49,242
  Telebras, Pfd. (BR)................. 865,000,000       86,308
  Telecom Argentina Cl. B (ARG).......   6,600,000       33,020
  Telefonica De Argentina Cl. B
    (ARG).............................  12,000,000       33,860
  Telekom Malaysia (MAL)..............   6,900,000       17,904
                                                     ----------
                                                        336,650
                                                     ----------
TIRES & RUBBER--3.0%
  Bridgestone Corp. (JP)..............   2,545,000       54,981
  Cie Fin Michel Bas (SWS)............      88,700       40,541
  Michelin Cl. B (FR).................   1,116,748       57,287
                                                     ----------
                                                        152,809
                                                     ----------
TOBACCO--4.7%
  BAT Industries (UK).................  10,176,968       89,043
  Cie Fin Richemont (SWS).............      39,000       47,349
  Seita (FR)..........................   1,407,150       44,886
  Swedish Match (SW)..................  18,818,974       57,789
                                                     ----------
                                                        239,067
                                                     ----------
TOYS & AMUSEMENTS--1.5%
  Nintendo Co. (JP)...................     200,000       17,283
  Sega Enterprises (JP)...............     200,000        4,919
  SMH AG Neuenburg (SWS)..............     400,000       52,419
                                                     ----------
                                                         74,621
                                                     ----------
TOTAL COMMON STOCKS
  (Cost $2,990,572)...................                4,852,479
                                                     ----------

HARBOR INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED


UNITS--0.4%
  (Cost $65,340)

                                          UNITS        VALUE
                                         (000S)        (000S)
                                         ------        ------
Eurotunnel (FR)*......................      20,000   $   19,590
                                                     ----------

CONVERTIBLE BONDS--1.1%
  (Cost $39,600)

                                          PRINCIPAL
                                           AMOUNT
                                           (000S)
                                          ---------
LibLife International BV
  6.500%--09/30/2004 (S. AFR)............  $40,000        53,800
                                                      ----------
SHORT-TERM INVESTMENTS--2.7%
COMMERCIAL PAPER
  American Express Credit Corp.
  5.520%--11/10/1997.....................    8,014    $    8,014
  5.520%--11/12/1997.....................    6,284         6,284
  5.530%--11/13/1997.....................   16,275        16,275
                                                      ----------
                                                          30,573
                                                      ----------
  Chevron Oil Finance Co.
  5.590%--11/04/1997.....................   17,689        17,689
  5.450%--11/06/1997.....................   11,859        11,859
                                                      ----------
                                                          29,548
                                                      ----------
  General Electric Capital Corp.
  5.490%--11/04/1997.....................  $ 8,747    $    8,747
  5.570%--11/10/1997.....................   10,000        10,000
                                                      ----------
                                                          18,747
                                                      ----------
  Prudential Funding Corp.
  5.480%--11/03/1997.....................   12,724        12,724
  5.620%--11/03/1997.....................   16,067        16,067
  5.490%--11/05/1997.....................   12,630        12,630
  5.500%--11/07/1997.....................   19,891        19,891
                                                      ----------
                                                          61,312
                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $140,180)..................................      140,180
                                                      ----------
TOTAL INVESTMENTS--99.5%
  (Cost $3,235,692)................................    5,066,049
CASH AND OTHER ASSETS,
  LESS LIABILITIES--0.5%...........................       23,999
                                                      ----------
TOTAL NET ASSETS--100.0%...........................   $5,090,048
                                                      ==========

---------------

(1) ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking organizations.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1997, these securities were valued at $241,100 or 4.7% of net assets.

 *  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1997

Common Stock Holdings (%)
(Excludes 21.5% of holdings, of which 2.9% represents net cash and short-term investments and 18.6% represents industry classifications less than 1.5%)

    International Oil                   1.5

    Retail -- Food Stores               1.5

    Liquor                              1.6

    Pollution Control                   1.6

    Coal & Uranium                      1.7

    Services                            1.7

    Soaps                               1.7

    Tires & Rubber                      1.7

    Crude Producers                     1.8

    Grocery Products                    1.8

    Railroads                           1.8

    Electrical Equipment                2.1

    Building Material --
     Construction                       2.5

    Domestic Oil                        2.6

    Automobile Equipment                2.7

    Containers                          2.9

    Furnishings & Appliances            3.0

    Natural Gas & Pipelines             3.2

    Drugs & Medicine                    3.3

    Electronic Instruments              3.4

    Electric Power                      3.5

    Insurance -- Other                  3.5

    Banks -- Regional                   4.3

    Paper                               4.9

    Telephones                          5.9

    Chemicals -- Fertilizers            6.1

    Banks -- Money Center               6.2

COMMON STOCKS--97.1%

                                                       VALUE
                                            SHARES     (000S)
                                            ------     ------
AEROSPACE-DEFENSE--0.2%
  Boeing Co. ............................     1,000   $     48
  Lockheed Martin Corp. .................     1,100        105
  Raytheon Co. ..........................     1,900        103
  United Technologies Corp. .............     1,300         91
                                                      --------
                                                           347
                                                      --------
AIR TRANSPORTATION--0.3%
  AMR Corp. Del. ........................     3,200        373
  Delta Air Lines Inc. Del. .............     1,900        191
                                                      --------
                                                           564
                                                      --------
ALUMINUM--1.0%
  Aluminum Company of America............     1,000         73
  Reynolds Metal Co. ....................    25,300      1,542
                                                      --------
                                                         1,615
                                                      --------
APPAREL & TEXTILES--0.4%
  National Service Industries Inc. ......    13,000        575
                                                      --------
AUTOMOBILE EQUIPMENT--2.7%
  Echlin Inc. ...........................    70,700      2,315
  TRW Inc. ..............................    35,300      2,021
                                                      --------
                                                         4,336
                                                      --------
AUTOMOBILES--0.8%
  Chrysler Corp. ........................    10,200        360
  Ford Motor Co. Del. ...................     4,600        201
  General Motors Corp. ..................    10,600        680
                                                      --------
                                                         1,241
                                                      --------
BANKS-MONEY CENTER--6.2%
  Bank New York Inc. ....................     7,500        353
  BankBoston Corp. ......................     7,900        640
  BankAmerica Corp. .....................    25,800      1,845
  Chase Manhattan Corp. New..............     9,500      1,096
  Citicorp...............................    13,000      1,626
  First Chicago NBD Corp. ...............     6,900        502
  J. P. Morgan & Company Inc. ...........     4,000        439
  Mellon Bank Corp. .....................     3,800        196
  Northern Trust Corp. ..................     1,400         82
  Republic NY Corp. .....................     3,100        328
  State Street Corp. ....................     9,000        502
  Wells Fargo & Co. .....................     8,100      2,360
                                                      --------
                                                         9,969
                                                      --------
BANKS-REGIONAL--4.3%
  Banc One Corp. ........................     1,694         88
  Corestates Financial Corp. ............     2,300        167
  Crestar Financial Corp. ...............    33,700      1,594
  Dime Bancorp Inc. New..................    10,200        245
  First America Bank Corp. ..............     4,300        240
  First American Corp. TN................     6,100        290
  First Commercial Corp. ................     5,300        341
  First Union Corp. .....................    14,800        726
  Firstar Corp. New......................     1,200         43
  Fleet Financial Group Inc. ............     3,000        193
  Golden State Bancorp Inc. .............     6,000        200
  Greenpoint Financial Corp. ............     2,300        148
  Huntington Bancshares Inc. ............     3,470        112
  KeyCorp New............................     2,500        153
  Keystone Financial Inc. ...............       500         17
  Magna Goup Inc. .......................    15,900        628
  NationsBank Corp. .....................    16,300        976

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

                                                       VALUE
                                            SHARES     (000S)
                                            ------     ------
  Norwest Corp. .........................    10,000   $    321
  PNC Bank Corp. ........................     4,000        190
  SunTrust Banks Inc. ...................     3,200        207
  Wachovia Corp. New.....................     1,000         75
                                                      --------
                                                         6,954
                                                      --------
BUILDING MATERIAL-CONSTRUCTION--2.5%
  Armstrong World Industries Inc. .......    28,200      1,878
  Tecumseh Products Co. .................    40,500      2,101
                                                      --------
                                                         3,979
                                                      --------
CHEMICALS-FERTILIZERS--6.1%
  Dow Chemical Co. ......................     1,400        127
  E.I. DuPont De Nemours & Co. ..........     8,200        466
  Eastman Chemical Co. ..................    30,500      1,819
  Engelhard Corp. .......................    71,100      1,235
  Hercules Inc. .........................    39,400      1,807
  Mallinckrodt Inc. New..................    61,200      2,295
  PPG Industries Inc. ...................    33,200      1,880
  Terra Nitrogen Co. LP..................     5,700        181
                                                      --------
                                                         9,810
                                                      --------
COAL & URANIUM--1.7%
  Mapco Inc. ............................    84,600      2,792
                                                      --------
COMPUTER-BUSINESS EQUIPMENT--0.8%
  Compaq Computer Corp. .................     6,600        421
  International Business Machines
    Corp. ...............................     6,900        677
  NCR Corp. New..........................     1,693         51
  Xerox Corp. ...........................     2,000        158
                                                      --------
                                                         1,307
                                                      --------
CONGLOMERATES--0.3%
  Loews Corp. ...........................     4,300        480
                                                      --------
CONTAINERS--2.9%
  Crown Cork & Seal Company Inc. ........    58,500      2,636
  Tenneco Inc. New.......................    46,100      2,072
                                                      --------
                                                         4,708
                                                      --------
COSMETICS--1.4%
  International Flavours & Fragrances,
    Inc. ................................    47,200      2,283
                                                      --------
CREDIT & MISCELLANEOUS FINANCIAL--1.2%
  American Express Co. ..................     2,000        156
  Countrywide Credit Industries Inc. ....     8,500        292
  Morgan Stanley Dean Witter Discover
    Inc. ................................     1,200         59
  Travelers Group Inc. ..................    19,304      1,351
                                                      --------
                                                         1,858
                                                      --------
CRUDE PRODUCERS--1.8%
  Burlington Resources Inc. .............     1,767         86
  Mitchell Energy & Dev. Corp. Cl.A......    58,300      1,465
  Mitchell Energy & Dev. Corp. Cl.B......     8,000        200
  Noble Affiliates Inc. .................     1,200         49
  Ultramar Diamond Shamrock..............    37,200      1,149
                                                      --------
                                                         2,949
                                                      --------

                                                       VALUE
                                            SHARES     (000S)
                                            ------     ------
DOMESTIC OIL--2.6%
  Amerada Hess Corp. ....................     1,400   $     86
  Amoco Corp. ...........................     7,300        669
  Atlantic Richfield Co. ................     5,000        412
  Kerr McGee Corp. ......................    39,600      2,675
  Phillips Petroleum Co. ................     4,200        203
  Tosco Corp. ...........................       500         17
  USX Marathon Group New.................     3,300        118
                                                      --------
                                                         4,180
                                                      --------
DRUGS & MEDICINE--3.3%
  American Home Product Corp. ...........    34,900      2,587
  Bristol Myers Squibb Co. ..............     3,000        263
  Pharmacia & Upjohn Inc. ...............    80,300      2,550
                                                      --------
                                                         5,400
                                                      --------
ELECTRIC POWER--3.5%
  American Electric Power Inc. ..........     3,000        142
  Calenergy Inc. ........................     1,200         41
  Consolidated Edison Corp. NY...........     3,300        113
  DPL Inc. ..............................    25,400        630
  Dominion Resources Inc. VA.............     2,700        100
  Duke Energy Co. .......................     3,000        145
  Edison International...................     4,800        123
  Entergy Corp. .........................     4,500        110
  FPL Group Inc. ........................     1,800         93
  Houston Industries Inc. ...............     3,600         78
  KU Energy Corp. .......................     9,000        309
  LG & E Energy Corp. ...................    37,000        786
  Midamerican Energy Holdings Co. .......     1,400         25
  Niagara Mohawk Power Corp. ............     9,000         87
  Ohio Edison Co. .......................     2,500         62
  PP & L Resources Inc. .................     2,000         43
  Pacificorp.............................    61,700      1,338
  Peco Energy Co. .......................     3,400         77
  PG & E Corp. ..........................     4,800        123
  Pinnacle West Cap Corp. ...............     2,300         80
  Public Service Enterprise Group........     3,000         78
  SCANA Corp. ...........................    24,600        621
  Southern Co. ..........................    12,300        282
  TECO Energy Inc. ......................     1,900         45
  Texas Utilities Co. ...................     1,700         61
                                                      --------
                                                         5,592
                                                      --------
ELECTRICAL EQUIPMENT--2.1%
  Emerson Electric Co. ..................     2,000        105
  Federal Signal Corp. ..................    77,500      1,875
  General Electric Co. ..................     2,500        161
  Hubbell Inc. CI.B .....................    27,200      1,199
                                                      --------
                                                         3,340
                                                      --------
ELECTRONIC INSTRUMENTS--3.4%
  General Signal Corp. ..................    77,300      3,102
  Harris Corp. - Delaware................    49,300      2,151
  Micron Technology Inc. ................     4,000        107
  Teradyne Inc. .........................     4,000        150
                                                      --------
                                                         5,510
                                                      --------

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

                                                       VALUE
                                            SHARES     (000S)
                                            ------     ------
FINANCIAL SERVICES--1.3%
  A.G. Edwards Inc. .....................    45,650   $  1,498
  Federal Home Loan Mortgage Co. ........       500         19
  Lehman Brothers Holdings Inc. .........     8,500        400
  Merrill Lynch & Company Inc. ..........     1,600        108
                                                      --------
                                                         2,025
                                                      --------
FOREST PRODUCTS--0.6%
  Champion International Corp. ..........       500         28
  Louisiana Pacific Corp. ...............     1,500         31
  Rayonier Inc. .........................    21,200        926
                                                      --------
                                                           985
                                                      --------
FURNISHINGS & APPLIANCES--3.0%
  Newell Co. ............................    35,400      1,358
  Rubbermaid Inc. .......................   115,000      2,767
  Sherwin Williams Co. ..................     1,600         44
  Snap-On Inc. ..........................    13,800        593
                                                      --------
                                                         4,762
                                                      --------
GOLD-PRECIOUS METALS--1.3%
  Freeport McMoran Copper & Gold.........    89,500      2,137
                                                      --------
GROCERY PRODUCTS--1.8%
  Archer Daniels Midland Co. ............     3,150         70
  CPC International Inc. ................    17,800      1,762
  H. J. Heinz Co. .......................    23,600      1,096
  Sara Lee Corp. ........................       500         26
                                                      --------
                                                         2,954
                                                      --------
HEALTH CARE-HOSPITAL MANAGEMENT--1.4%
  C. R. Bard Inc. .......................    65,000      1,804
  United Healthcare Corp. ...............    10,000        463
                                                      --------
                                                         2,267
                                                      --------
INSURANCE-LIFE--0.9%
  American General Corp. ................    21,100      1,076
  Conseco Inc. ..........................     9,000        393
                                                      --------
                                                         1,469
                                                      --------
INSURANCE-OTHER--3.5%
  Allstate Corp. ........................     7,968        661
  American International Group Inc. .....     3,675        375
  CNA Financial Group Inc. ..............     6,000        744
  Progressive Corp. Ohio.................     2,000        209
  TIG Holdings Inc. .....................    31,900      1,081
  Transamerica Corp. ....................    25,200      2,544
  USF & G Corp. .........................     2,000         41
                                                      --------
                                                         5,655
                                                      --------
INTERNATIONAL OIL--1.5%
  Chevron Corp. .........................     7,800        647
  Exxon Corp. ...........................    14,800        909
  Mobil Corp. ...........................     8,900        648
  Texaco Inc. ...........................     5,000        285
                                                      --------
                                                         2,489
                                                      --------

                                                       VALUE
                                            SHARES     (000S)
                                            ------     ------
LIQUOR--1.6%
  Brown Forman Corp. Cl. B...............    14,100   $    694
  Seagram Ltd. ..........................    54,900      1,849
                                                      --------
                                                         2,543
                                                      --------
MACHINE TOOLS--0.0%
  Timken Co. ............................       800         27
                                                      --------
MACHINERY--0.8%
  Caterpillar Inc. ......................     2,400        123
  Deere & Co. ...........................     1,900        100
  Foster Wheeler Corp. ..................    30,500      1,001
                                                      --------
                                                         1,224
                                                      --------
MANUFACTURING DIVERSIFIED--1.2%
  Johnson Controls Inc. .................    41,800      1,876
  Parker Hannifin Corp. .................       750         31
                                                      --------
                                                         1,907
                                                      --------
MISCELLANEOUS HI TECH--1.2%
  Honeywell Inc. ........................    28,500      1,940
                                                      --------
NATURAL GAS & PIPELINES--3.2%
  AGL Resources Inc. ....................    44,600        808
  Columbia Gas System Inc. ..............     2,000        145
  Enron Corp. ...........................     6,900        262
  MCN Energy Group Inc. .................    14,800        512
  National Fuel Gas Co. NJ...............    19,100        843
  Nicor Inc. ............................    22,000        848
  People Energy Corp. ...................    31,800      1,137
  Sonat Inc. ............................    12,800        588
                                                      --------
                                                         5,143
                                                      --------
OFFSHORE DRILLING--0.1%
  Rowan Cos Inc. ........................     6,000        233
                                                      --------
PAPER--4.9%
  Consolidated Papers Inc. ..............    36,800      1,911
  International Paper Co. ...............    15,800        712
  Kimberly Clark Corp. ..................    37,400      1,942
  Temple Inland Inc. ....................    20,400      1,170
  Union Camp Corp. ......................    24,800      1,344
  Westvaco Corp. ........................    22,800        748
  Williamette Industries Inc. ...........     1,400         46
                                                      --------
                                                         7,873
                                                      --------
POLLUTION CONTROL--1.6%
  Pall Corp. ............................   126,400      2,615
                                                      --------
PUBLISHING--0.1%
  Gannett Inc. ..........................     2,000        105
                                                      --------
RAILROADS--1.8%
  CSX Corp. .............................     4,500        246
  Illinois Cent. Corp. ..................    65,800      2,344
  Norfolk Southern Corp. ................     7,500        241
                                                      --------
                                                         2,831
                                                      --------

HARBOR VALUE FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

COMMON STOCKS--CONTINUED

                                                       VALUE
                                            SHARES     (000S)
                                            ------     ------
RETAIL-ALL OTHER--1.3%
  Borders Group Inc. ....................     9,000   $    233
  Dayton Hudson Corp. ...................     1,700        107
  Federated Department Stores Inc. ......    12,500        550
  K Mart Corp. ..........................    16,500        218
  Limited Inc. ..........................     3,761         89
  May Department Stores Co. .............    11,500        620
  Ross Stores Inc. ......................     5,000        187
  Sears, Roebuck & Co. ..................     1,400         59
                                                      --------
                                                         2,063
                                                      --------
RETAIL-DRUG STORES--0.3%
  CVS Corp. .............................       600         37
  Longs Drug Store Corp. ................    18,600        466
                                                      --------
                                                           503
                                                      --------
RETAIL-FOOD STORES--1.5%
  Food Lion Inc. Cl. A...................    74,500        577
  Giant Foods Inc. Cl. A.................    59,800      1,831
  Kroger Co. ............................     1,000         33
                                                      --------
                                                         2,441
                                                      --------
SEMICONDUCTORS--0.2%
  Western Digital Corp. .................    11,400        341
                                                      --------
SERVICES--1.7%
  H & R Block Inc. ......................    74,900      2,771
                                                      --------
SOAPS--1.7%
  Dial Corp. New.........................   166,800      2,815
                                                      --------
SOFT DRINKS--0.2%
  Coca Cola Enterprises Inc. ............    13,100        368
                                                      --------
STEEL--1.1%
  British Steel PLC ADR (1)..............    56,800      1,541
  Inland Steel Industry Inc. ............     4,000         79
  LTV Corp. New..........................     7,400         90
                                                      --------
                                                         1,710
                                                      --------
TELECOMMUNICATION--0.1%
  Lucent Technologies Inc. ..............     2,597        214
                                                      --------
TELEPHONES--5.9%
  Alltel Corp. ..........................    65,200      2,306
  Ameritech Corp. .......................     1,400         91
  AT&T Corp. ............................    19,300        944
  Bell Atlantic Corp. ...................     1,200         96
  Bellsouth Corp. .......................     3,900        185
  Frontier Corp. ........................    54,600      1,181
  GTE Corp. .............................    50,000      2,122
  SBC Communications Inc. ...............       900         57
  Southern New England Telecomm Corp. ...    49,100      2,105
  Sprint Corp. ..........................     6,800        354
                                                      --------
                                                         9,441
                                                      --------

                                                       VALUE
                                            SHARES     (000S)
                                            ------     ------
TIRES & RUBBER--1.7%
  B. F. Goodrich Co. ....................    59,400   $  2,647
  Goodyear Tire and Rubber Co. ..........     2,700        169
                                                      --------
                                                         2,816
                                                      --------
TOYS--0.1%
  Toys R Us Inc.*........................     4,300        146
                                                      --------
TOTAL COMMON STOCKS
  (Cost $148,506)........................              156,602

                                                      --------
SHORT-TERM INVESTMENTS--4.0%

                                           PRINCIPAL
                                            AMOUNT
                                            (000S)
                                           --------
REPURCHASE AGREEMENTS
  Repurchase Agreement with State Street
    Bank & Trust dated October 31, 1997
    due November 3, 1997 at 4.50%,
    collateralized by a U.S. Treasury
    Note, 5.625% February 28, 2001, par
    value of $1,925 (repurchase proceeds
    of $1,891 when closed on November 3,
    1997)................................    $1,890      1,890
  Repurchase Agreement with State Street
    Bank & Trust dated October 31, 1997
    due November 3, 1997 at 4.50%,
    collateralized by a U.S. Treasury
    Note, 5.625% February 28, 2001 par
    value of $4,655 (repurchase proceeds
    of $4,584 when closed on November 3,
    1997)................................     4,582      4,582
                                                      --------

TOTAL SHORT TERM-INVESTMENTS
  (Cost $6,472)....................................      6,472
                                                      --------

TOTAL INVESTMENTS--101.1%
  (Cost $154,978)..................................    163,074

CASH AND OTHER ASSETS,
  LESS LIABILITIES--(1.1%).........................     (1,715)
                                                      --------

TOTAL NET ASSETS--100%.............................   $161,359
                                                      ========

------------
(1) ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
 *  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1997

Total Investments (%)
(Excludes net cash and short-term investments of -23.7%)

    Asset Backed Securities            2.7

    U.S. Government Obligations        6.9

    Foreign Government Obligations     8.7

    Corporate Bonds & Notes           32.1

    Mortgage Related Securities       73.3

ASSET BACKED SECURITIES--2.7%
  (Cost $9,993)

                                           PRINCIPAL
                                            AMOUNT      VALUE
                                            (000S)      (000S)
                                           ---------    ------
Student Loan Marketing Association
  6.080%--06/30/2000+ MTN (1)............  $  5,000    $  5,001
  Series 1995 Cl. A-2
  5.934%--10/25/2007+....................     5,000       5,025
                                                       --------
                                                         10,026
                                                       --------
CORPORATE BONDS & NOTES--32.1%
Banco Nacional De Obras Y Serv(2)
  6.875%--10/01/1998.....................     3,000       2,918
Banesto Del Inc.
  8.250%--07/28/2002.....................     3,000       3,200
Banesto Finance Euro CD
  7.437%--04/25/2003+....................     2,000       2,010
Bancomer SA(2)
  8.000%--07/07/1998.....................     4,000       4,005
Cemex SA MTN(1)
  8.500%--08/31/2000.....................     1,000       1,000
Chrysler Financial Corp. MTN(1)
  5.665%--07/05/2000+....................    10,000       9,997
Comerica Inc.
  10.125%--06/01/1998....................        50          51
Commonwealth Edison Co.
  Series 26
  8.000%--10/15/2003.....................     3,000       3,085
Consolidated Edison Co. NY Inc.
  5.818%--12/15/2001+....................    10,000      10,004
Dean Witter Discover & Co.
  6.125%--10/05/2002+....................     9,000       9,054
First Chicago Corp. MTN Bank(1)
  Series 178
  5.818%--06/26/2002+....................    10,000       9,996
General Motors Acceptance Corp. MTN(1)
  5.830%--03/16/1999+....................     8,000       7,977
General Motors Acceptance Corp.
  5.906%--04/29/2002+....................    10,000      10,017

                                           PRINCIPAL
                                            AMOUNT      VALUE
                                            (000S)      (000S)
                                           ---------    ------
Hydro Quebec Yankee Bonds
  9.500%--11/15/2030 Deb.................  $    775    $  1,006
Long Island Lighting Co.
  6.250%--07/15/2001.....................     5,000       4,972
Merrill Lynch & Company Inc.
  5.768%--09/30/2000+....................    10,000       9,981
PDV American Inc. Sr. Note
  7.250%--08/01/1998.....................     5,000       5,035
Prudential Funding Corp.
  MTN Tranche 20(1)
  5.890%--08/01/2000+....................     5,000       5,000
Saferco Products Inc. MTN(1)
  9.630%--05/31/2000.....................       500         542
Salomon Inc. CPI Bond(3)
  3.650%--02/14/2002.....................     5,060       4,936
TCI Communications Inc.
  6.375%--09/15/1999 Sr. Notes...........     2,000       2,007
  6.355%--09/11/2000+ MTN (1)............     5,000       4,963
                                                       --------
                                                          6,970
                                                       --------
Time Warner Inc
  7.975%--08/15/2004.....................       450         478
United Air Lines Inc.
  6.750%--12/01/1997 MTN(1)..............     4,000       4,002
Xerox Credit Corp.
  10.000%--04/01/1999....................        50          53
                                                       --------
TOTAL CORPORATE BONDS AND NOTES
  (Cost $115,819)...................................    116,289
                                                       --------
FOREIGN GOVERNMENT OBLIGATIONS--8.7%
British Government Treasury
  7.000%--06/07/02.......................    10,000      17,019
New Zealand
  10.000%--03/15/2002.................... NZ$ 6,400       4,469
  8.000%--04/15/2004.....................     7,000       4,666
                                                       --------
                                                          9,135
                                                       --------
Republic of Argentina+
  5.718%--04/01/2000.....................   $ 1,197       1,140
  6.687%--03/31/2005 Series L............     4,800       4,104
                                                       --------
                                                          5,244
                                                       --------
TOTAL FOREIGN BONDS
  (Cost $31,429)....................................     31,398
                                                       --------
MORTGAGE RELATED SECURITIES--73.3%
COLLATERALIZED MORTGAGE OBLIGATIONS:
Capstead Securities Corp. IV
  Series 91 Class VII
  8.900%--12/25/2021.....................       350         356
  Series 92 Class E
  8.500%--02/25/2022.....................       750         768
                                                       --------
                                                          1,124
                                                       --------

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

MORTGAGE RELATED SECURITIES--CONTINUED

                                           PRINCIPAL
                                            AMOUNT      VALUE
                                            (000S)      (000S)
                                           ---------    ------
Chase Mortgage Financial Corp. REMIC(4)
  Series 1990 Cl. 2A2,
  7.500%--03/25/2025.....................  $    122    $    122
Collateralized Mortgage Securities Corp.
  Series F-4
  11.450%--11/01/2015....................       287         286
  Series 1988 B-4
  8.750%--04/20/2019.....................       331         351
                                                       --------
                                                            637
                                                       --------
Drexel Burnham Lambert Series H-4
  8.500%--04/01/2017.....................     8,465       9,024
Federal Home Loan Mortgage Corp.
  Cl. 50
  9.500%--05/15/2018.....................        18          18
  Cl. 78
  8.700%--02/15/2020.....................     2,752       2,814
  Cl. 1029
  9.000%--12/15/2020.....................     3,024       3,218
                                                       --------
                                                          6,050
                                                       --------
Federal National Mortgage
  Association MTN(1)
  5.840%--06/19/1998.....................    15,000      15,023
Federal National Mortgage
  Association REMIC(4)
  Series 1993
  6.500%--02/25/2007 IO(5)...............     3,007         289
  Cl. PN
  6.000%--07/25/2017 IO(5)...............     2,865         352
                                                       --------
                                                            641
                                                       --------
Kidder Peabody Acceptance Corp. I
  Series 1994 A1
  8.133%--09/25/2024+....................     3,000       3,060
L & N Funding Corp. GNMA Coll.,
  Series A-4
  12.000%--03/17/2014....................       678         684
MDC Mortgage Funding Corp. Cl. Q-6
  9.000%--03/20/2018.....................        14          14
Norwest Mortgage Insurance Corp.
  GNMA Coll. Cl. 1-Z
  12.375%--01/01/2014....................       130         130
Prudential Home Mortgage Securities Co.
  Series 1993 Cl. A-8
  6.750%--08/25/2008.....................     6,015       5,918
  Cl. AI
  8.081%--12/26/2023.....................     4,683       4,851
                                                       --------
                                                         10,769
                                                       --------
Resolution Trust Corp.
  Mortgage Pass Thru Series 1991 L-1
  8.716%--08/25/2021+....................     3,000       3,130

                                           PRINCIPAL
                                            AMOUNT      VALUE
                                            (000S)      (000S)
                                           ---------    ------
Ryland Mortgage Securities Corp.
  Series 1992 B-9
  7.914%--07/25/2022+....................  $  3,000    $  3,046
Sears Mortgage Securities Corp.
  Series 92 Cl. A(2)
  7.586%--10/25/2022+....................     1,131       1,142
Sears Savings Bank Mortgage Pass
  Thru Series 1992 REMIC
  8.661%--05/25/2032+(4).................       791         787
                                                       --------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS.......................................     55,383
                                                       --------
OTHER MORTGAGE RELATED SECURITIES:
Federal Housing Authority
  Project Banco-221D
  7.400%--02/01/2021.....................       854         885
  Project Banco-15
  7.450%--05/01/2021.....................       347         358
  Project Reilly #52
  5.150%--06/01/2018.....................       313         275
                                                       --------
                                                          1,518
                                                       --------
Federal Home Loan Mortgage Corp.
  Forward Gold 30 year, TBA(6)
  January Delivery
  6.500%.................................     3,500       3,437
  November Delivery
  6.500%.................................    25,000      24,626
  December Delivery
  6.500%.................................    15,000      14,723
                                                       --------
                                                         42,786
                                                       --------
Federal Home Loan Mortgage Corp. Deb
  5.950%--06/19/1998.....................    10,000      10,025
Federal Home Loan Mortgage Corp.
  Pass Thru Certificates
  10.500%--09/01/2000....................        19          21
  7.500%--03/01/2002.....................        17          17
  8.000%--06/01/2011.....................        87          90
  8.500%--02/01/2017.....................       102         106
  7.986%--06/01/2024.....................     2,183       2,301
  8.000%--04/01/2025.....................       914         949
  8.000%--05/01/2025.....................        19          19
  8.000%--06/01/2025.....................       329         342
  8.000%--07/01/2025.....................       435         451
  8.000%--08/01/2025.....................       372         386
  8.000%--09/01/2025.....................       396         412
  8.000%--10/01/2025.....................     1,156       1,201
  8.000%--11/01/2025.....................       363         377
                                                       --------
                                                          6,672
                                                       --------
Federal National Mortgage Association
  Pass Thru Certificates
  9.000%--03/01/2005.....................       229         240
  9.000%--11/01/2009.....................     1,759       1,872

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

MORTGAGE RELATED SECURITIES--CONTINUED

                                           PRINCIPAL
                                            AMOUNT      VALUE
                                            (000S)      (000S)
                                           ---------    ------
  8.500%--12/01/2009.....................  $     17    $     18
  9.500%--04/01/2011.....................        62          66
                                                       --------
                                                          2,196
                                                       --------
Federal National Mortgage
  Association TBA Nov 30(6)
  6.080%.................................     2,000       1,997
Government National Mortgage Association
  7.125%--01/20/1999.....................     6,307       6,515
  7.000%--03/20/2017.....................     1,576       1,623
  6.750%--08/15/2017.....................       418         415
  7.125%--08/20/2022.....................     4,111       4,247
  7.125%--09/20/2023.....................     3,017       3,117
  7.375%--05/20/2024.....................     4,295       4,442
  7.125%--07/20/2024.....................        88          91
  6.875%--12/20/2024.....................       712         731
  7.000%--01/20/2025.....................     3,018       3,101
  7.000%--02/20/2025.....................     2,541       2,610
  6.500%--10/20/2025.....................     2,194       2,263
  6.875%--10/20/2025.....................       763         783
  6.000%--12/20/2026.....................     1,930       1,947
                                                       --------
                                                         31,885
                                                       --------
Government National Mortgage Association
  II
  5.500%--07/20/2027.....................     9,984       9,974
  6.500%--07/20/2027.....................    14,745      15,153
                                                       --------
                                                         25,127
                                                       --------
Government National Mortgage Association
  TBA(6)
  8.500%--01/15/1999.....................    66,000      69,239
  8.000%--01/15/1999.....................     5,000       5,186
  7.500%--12/15/1999.....................    10,000      10,211
                                                       --------
                                                         84,636
                                                       --------
United Airlines Pass Thru Certificate
  Series 1993 C-2
  9.060%--06/17/2015+....................     3,000       3,553
TOTAL OTHER MORTGAGE RELATED SECURITIES.............
                                                        210,395
                                                       --------
TOTAL MORTGAGE RELATED SECURITIES
  (Cost $263,653)...................................
                                                        265,778
                                                       --------
U.S. GOVERNMENT OBLIGATIONS--6.9%
U.S. Treasury Notes
  6.000%--09/30/1998.....................     3,000       3,013
  CPI Index Treasury(3)
  3.625%--07/15/2002.....................    10,040      10,062
                                                       --------
                                                         13,075
                                                       --------

                                           PRINCIPAL
                                            AMOUNT      VALUE
                                            (000S)      (000S)
                                           ---------    ------
U.S. Treasury Bond
  6.000%--02/15/2026.....................  $ 10,000    $  9,728
  6.750%--08/15/2026.....................     2,000       2,149
                                                       --------
                                                         11,877
                                                       --------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $24,869)....................................
                                                         24,952
                                                       --------
SHORT-TERM INVESTMENTS--15.0%
REPURCHASE AGREEMENTS
Repurchase Agreement with State Street
  Bank & Trust dated October 31, 1997 due
  November 3, 1997 at 4.500%,
  collateralized by a U.S. Treasury Note,
  8.375% August 15, 2008, par value of
  $4,120 (repurchase proceeds of $4,590
  when closed on November 3, 1997).......     4,588       4,588
                                                       --------
U.S. TREASURY BILLS (7)
  4.90%--11/13/1997......................       930         929
  4.89%--12/11/1997......................       710         706
  5.08%--02/05/1998......................     1,575       1,554
                                                       --------
                                                          3,189
                                                       --------
COMMERCIAL PAPER
Bank of America NT & SA
  6.050%--06/10/1998.....................    10,000       9,997
Electricite De France
  5.470%--12/10/1997.....................       800         795
Federal Home Loan Mortgage
  Discount Notes
  .010%--12/17/1997......................     2,100       2,085
Ford Motor Credit Co.
  5.540%--01/07/1998.....................     3,000       2,969
International Business Machines
  5.520%--11/18/1997.....................     8,500       8,478
KFW International Finance Co.
  5.490%--12/01/1997.....................       400         398
  5.500%--12/15/1997.....................     1,600       1,589
                                                       --------
                                                          1,987
                                                       --------
National Rural Utilities Coop. Fin.
  5.490%--12/01/1997.....................     2,500       2,489
  5.500%--12/18/1997.....................     1,900       1,886
                                                       --------
                                                          4,375
                                                       --------
Ontario Hydro
  5.500%--12/15/1997.....................     5,000       4,966
Procter & Gamble Co.
  5.470%--12/08/1997.....................     3,300       3,282
Western Australian Treasury
  5.500%--12/18/1997.....................     6,100       6,056

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

SHORT-TERM INVESTMENTS--CONTINUED
                                           PRINCIPAL
                                            AMOUNT      VALUE
                                            (000S)      (000S)
                                           ---------    ------

Wool International
  5.490%--12/02/1997.....................  $  1,800    $  1,792
                                                       --------

TOTAL COMMERCIAL PAPER..............................     46,782
                                                       --------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $54,559)....................................     54,559
                                                       --------


TOTAL INVESTMENTS--138.7%
  (Cost $500,322)...................................   $503,002


CASH AND OTHER ASSETS
  LESS LIABILITIES--(38.7)%.........................   (140,408)
                                                       --------


TOTAL NET ASSETS--100.0%............................   $362,594
                                                       ========


     SWAP AGREEMENTS AT OCTOBER 31, 1997 ARE AS FOLLOWS:

                                                                                                       UNREALIZED
NOTIONAL                                                                                             APPRECIATION/
AMOUNTS                                                                                              (DEPRECIATION)
 (000S)                            DESCRIPTION                                 COUNTER PARTY             (000S)
--------                           -----------                                 -------------         --------------
 $5,000    To make or receive quarterly payments through 4/11/2002         Merrill Lynch Capital          $ 33
           based on the difference between (A) the excess of the 10        Services, Inc.
           year interest rate swap rate over (B) the 10 year U.S.
           Treasury Note rate plus 36.25 basis points.

  7,500    To make or receive quarterly payments through 4/11/2002         Merrill Lynch Capital            49
           based on the difference between (A) the excess of the 10        Services, Inc.
           year interest rate swap rate over (B) the 10 year U.S.
           Treasury Note rate plus 36.50 basis points.

  7,000    To make or receive quarterly payments through 5/30/2002         Merrill Lynch Capital            44
           based on the difference between (A) the excess of the 10        Services, Inc.
           year interest rate swap rate over (B) the 10 year U.S.
           Treasury Note rate plus 37.00 basis points.

  4,000    To make or receive quarterly payments through 6/5/2002 based    Merrill Lynch Capital            26
           on the difference between (A) the excess of the 10 year         Services, Inc.
           interest rate swap rate over (B) the 10 year U.S. Treasury
           Note rate plus 35.75 basis points.

  9,000    To make or receive quarterly payments through 6/6/2002 based    Morgan Grenfell & Co,            58
           on the difference between (A) the excess of the 10 year         Ltd.
           interest rate swap rate over (B) the 10 year U.S. Treasury
           Note rate plus 36.50 basis points.
                                                                                                          ----
                                                                                                          $210
                                                                                                          ====

------------

(1) MTN after the name of a security stands for Medium Term Note.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1997, these securities were valued at $8,065 or 2.2% of net assets.

(3) Treasury inflation-protected securities (TIPS) are securities in which the prinicpal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

(4) REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

(5) Interest only (IO) securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These are subject to the risk of accelerated principal paydowns. The principal amount represents the notional amount on which current interest is calculated.

(6) TBA's are mortgage-backed securities traded under delayed delivery commitments, settling after October 31, 1997. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1% from the principal amount. Income on TBA's is not earned until settlement date. (See Note 2 to the Financial Statements).

(7) At October 31, 1997, U.S. Treasury Bills held by the Fund were pledged to cover margin requirements for open futures contracts and written options on futures contracts. (See Note 2 to the Financial Statements). The securities pledged had an aggregate market value of $3,189.

+ Variable rate or floating rate security. The stated rate represents the rate in effect at October 31, 1997.

NZ$--New Zealand Dollar

    The accompanying notes are an integral part of the financial statements.

HARBOR BOND FUND
PORTFOLIO OF INVESTMENTS--CONTINUED
(All dollar values are represented in thousands)

     FUTURES CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 1997 ARE AS FOLLOWS:

                                                                          AGGREGATE                                UNREALIZED
                                                                        FACE VALUE OF                            APPRECIATION/
                                                           NUMBER OF      CONTRACTS        EXPIRATION DATE       (DEPRECIATION)
              DESCRIPTION                                  CONTRACTS       (000S)            OF CONTRACTS            (000S)
              -----------                                  ---------    -------------      ---------------       --------------
U.S. Treasury Bond--30 Yr. (Buy).......................       513          $51,300          December, 1997           $1,725
U.S. Treasury Note--10 Yr. (Buy).......................       580           58,000          December, 1997            1,550
U.S. Treasury Note--5 Yr. (Buy)........................        80            8,000          December, 1997              111
Municipal Bond Index--5 Yr. (Buy)......................       109              109          December, 1997              169
                                                                                                                     ------
                                                                                                                     $3,555
                                                                                                                     ======

     WRITTEN OPTIONS WHICH WERE OPEN AT OCTOBER 31, 1997 ARE AS FOLLOWS:

                                                                          NUMBER OF        EXPIRATION DATE/          VALUE
              DESCRIPTION                                                 CONTRACTS          STRIKE PRICE            (000S)
              -----------                                                 ---------        ----------------          ------
U.S. Treasury Bond (Call)...........................................         300          November, 1997/116         $(815)
Euro Dollar Futures (Put)...........................................         200         December, 1997/93.75           (3)
                                                                                                                     -----
Written options outstanding, at value (premiums received of $376)...                                                 $(818)
                                                                                                                     =====

     FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 1997 ARE AS
FOLLOWS:

                                                                                                                   UNREALIZED
                                                            MARKET        AGGREGATE                              APPRECIATION/
                                                             VALUE       FACE VALUE         DELIVERY DATE        (DEPRECIATION)
                CURRENCY                      COUNTRY       (000S)         (000S)            OF CONTRACT             (000S)
                --------                      -------       ------       ----------         -------------        --------------
Dollar (Sell)...........................    New Zealand     $4,527         $4,661          December 4, 1997          $(134)
Dollar (Buy)............................    New Zealand      9,037          9,154         December 11, 1997            117
                                                                                                                     -----
                                                                                                                     $ (17)
                                                                                                                     =====

     TBA SALE COMMITMENTS WHICH WERE OPEN AT OCTOBER 31, 1997 ARE AS FOLLOWS:

                                                            PRINCIPAL                                                 MARKET
                                                             AMOUNT        DELIVERY              COUPON               VALUE
                                                             (000S)          MONTH                RATE                (000S)
                                                            ---------      --------              ------               ------
Government National Mortgage Assoc., 30 year............     $15,000       November               8.50%              $15,736
Government National Mortgage Assoc., 30 year............      10,000       November               8.50%               10,491
Federal Home Loan Mortgage Corp. .......................       3,500       November               6.50%                3,448
                                                                                                                     -------
                                                                                                                     $29,675
                                                                                                                     =======

    The accompanying notes are an integral part of the financial statements.

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1997

Total Investments (%)
(Excludes net cash and short-term investments of 7.5%)

               [BAR GRAPH]

    Corporate Notes & Bonds           0.9

    U.S. Government Obligations       24.4

    Mortgage Related Securities       28.5

    Asset Backed Securities           38.7


ASSET BACKED SECURITIES--38.7%

                                            PRINCIPAL
                                             AMOUNT      VALUE
                                             (000S)      (000S)
                                            ---------    ------
  AT&T Universal Card Master Trust
    5.878%--04/17/2003+...................   $ 4,000    $  4,005
  Beneficial Home Equity Loan Trust
    5.836%--04/28/2026+...................     5,101       5,110
    5.776%--05/28/2037+...................     2,461       2,459
                                                        --------
                                                           7,569
                                                        --------
  Chase Manhattan Owner Trust
    6.100%--01/17/2000....................     5,000       5,019
  Discover Card Trust
    7.850%--11/21/2000....................     5,100       5,187
  Discover Card Trust
    5.975%--10/16/2004+...................     5,000       5,052
  Ford Credit Auto Owner Trust
    5.950%--01/15/2000....................     5,000       4,998
  Green Tree Financial Corp.
    6.000%--10/15/2027....................       693         694
  Household Affinity Credit Card
    7.000%--12/15/1999....................     1,000       1,002
  Household Revolving Home Equity Loan
    5.765%--02/20/2018+...................     5,299       5,294
  ML Home Equity Loan Trust
    6.087%--07/15/2022+...................     4,862       4,874
  Nationsbank Auto Owners Trust
    6.125%--07/15/1999....................     3,234       3,241
  Premier Auto Trust
    7.900%--05/04/1999....................       966         968
  Signet(1)
    5.200%--02/15/2002....................     4,978       4,958
  Standard Credit Card Master Trust I
    7.875%--11/07/1998....................     6,865       7,008
    9.250%--09/07/1999....................     3,000       3,073
                                                        --------
                                                          10,081
                                                        --------
TOTAL ASSET BACKED SECURITIES
  (Cost $62,857).....................................     62,942
                                                        --------

CORPORATE NOTES & BONDS--0.9%
  (Cost $1,500)

                                            PRINCIPAL
                                             AMOUNT      VALUE
                                             (000S)      (000S)
                                            ---------    ------
  Arkaig Finance
    5.658%--03/19/1999+...................   $ 1,500    $  1,500
                                                        --------

MORTGAGE RELATED SECURITIES--28.5%
GOVERNMENT AGENCY PASS-THROUGHS:
  Federal Farm Credit Bank Bonds
    5.700%--11/03/1998....................     1,500       1,500
  Federal National Mortgage Association
    5.820%--08/25/1999....................    16,000      16,029
    5.820%--10/18/1999....................     5,000       5,006
                                                        --------
                                                          21,035
                                                        --------
  Government National Mortgage Association
    Pass Thru Certificates
    7.500%--12/15/1998....................       945         946
    7.500%--04/15/1999....................       201         202
    7.500%--08/15/1999....................       405         408
                                                        --------
                                                           1,556
                                                        --------
  Government National Mortgage Association
    Project Construction Loan
    7.500%--04/01/1998....................        47          48
    7.500%--05/01/1998....................       160         161
    7.500%--08/15/1998....................       184         185
                                                        --------
                                                             394
                                                        --------
TOTAL GOVERNMENT AGENCY PASS-THROUGHS................     24,485
                                                        --------
COLLATERALIZED MORTGAGE OBLIGATIONS
  Aames Mortgage Trust
    5.745%--08/15/2013+...................     4,879       4,879
  Champion Home Equity Loan Trust
    6.590%--11/25/2010....................     5,000       5,006
  Federal Home Loan Mortgage
    Pass Thru Certificates
    5.500%--07/15/2004....................     4,500       4,497
  Federal National Mortgage Association
    REMIC Series 1994 Cl. PC
    7.000%--05/25/2013 PAC(3).............     3,465       3,474
  GE Cap Mortgage Services
    6.530%--12/25/2010....................     3,916       3,918
                                                        --------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS........................................     21,774
                                                        --------
TOTAL MORTGAGE RELATED SECURITIES
  (Cost $46,076).....................................     46,259
                                                        --------

HARBOR SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS--CONTINUED

GOVERNMENT OBLIGATIONS--24.4%
  (Cost $65,503)

                                            PRINCIPAL
                                             AMOUNT      VALUE
                                             (000S)      (000S)
                                            ---------    ------
  U.S. Treasury Notes
    6.000%--09/30/1998....................   $13,500    $ 13,559
    5.875%--01/31/1999....................     4,350       4,364
    5.750%--09/30/1999....................     8,000       8,020
    5.750%--10/31/2000....................     8,790       8,801
    3.625%--07/15/2002....................     3,012       3,019
    6.250%--08/31/2002....................     1,860       1,897
                                                        --------
                                                          39,660
                                                        --------
SHORT-TERM INVESTMENTS--9.3%
BANK OBLIGATIONS
  Bank of Montreal
    5.500%--11/03/1997....................     7,085       7,085
  Banque National de Paris
    5.562%--11/03/1997....................     7,000       7,000
                                                        --------
TOTAL BANK OBLIGATIONS...............................     14,085
                                                        --------

                                            PRINCIPAL
                                             AMOUNT      VALUE
                                             (000S)      (000S)
                                            ---------    ------
U.S. GOVERNMENT OBLIGATIONS--SHORT-TERM
  U.S. Treasury Bills(2)
    5.170%--01/08/1998....................   $ 1,000    $    990
                                                        --------
TOTAL SHORT TERM INVESTMENTS
  (Cost $15,075).....................................     15,075
                                                        --------
TOTAL INVESTMENTS--101.8%
  (Cost $165,011)....................................    165,436

CASH AND OTHER ASSETS
  LESS LIABILITIES--(1.8%)...........................     (2,960)
                                                        --------

TOTAL NET ASSETS--100.0%.............................   $162,476
                                                        ========

     FUTURES CONTRACTS WHICH WERE OPEN AT OCTOBER 31, 1997 ARE AS FOLLOWS:

                                                                            AGGREGATE                         UNREALIZED
                                                                          FACE VALUE OF                     APPRECIATION/
                                                              NUMBER OF     CONTRACTS     EXPIRATION DATE   (DEPRECIATION)
                        DESCRIPTION                           CONTRACTS      (000S)        OF CONTRACTS         (000S)
                        -----------                           ---------   -------------   ---------------   --------------
  Euro Dollar (Buy).........................................     13          E$3,250      December, 1997         $ 1
  Euro Dollar (Buy).........................................     16          E$4,000        June, 1998            11
                                                                                                                 ---
                                                                                                                 $12
                                                                                                                 ===

------------
(1) Interest only (IO) securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These are subject to the risk of accelerated principal paydowns. The principal amount represents the notional amount on which current interest is calculated.

(2) At October 31, 1997, U.S. Treasury Bills held by the Fund were pledged to cover margin requirements for open futures contracts and written options on futures contracts. (See Note 2 to the Financial Statements). The securities pledged had an aggregate market value of $990.

(3) REMICS are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

 + Variable rate or floating rate security. The stated rate represents the rate in effect at October 31, 1997.

    The accompanying notes are an integral part of the financial statements.

HARBOR MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS--OCTOBER 31, 1997

Total Investments (%)
(Excludes net cash of -3.6%)

                [BAR GRAPH]

    Mortgage Related Securities        4.1

    Bank Obligations                  48.9

    Commercial Paper                  50.6

MORTGAGE BACKED SECURITIES--4.1%

                                             PRINCIPAL
                                              AMOUNT      VALUE
                                              (000S)     (000S)
                                             ---------   ------
COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $3,000)
  Triangle Fund
    5.773%--11/15/1998+....................   $3,000     $ 3,000
                                                         -------
BANK OBLIGATIONS--48.9%
  Abby National Treasury Services PLC Corp.
    5.570%--11/28/1997.....................    3,000       3,000
  Banque National De Paris
    5.562%--11/03/97.......................    2,000       2,000
  Barclays Bank Euro CD
    5.640%--01/05/1998.....................    3,000       3,000
  Bayerische Landesbank Euro CD
    5.750%--12/29/1997.....................    3,000       3,000
  Den Danske Bank
    5.625%--11/03/1997.....................    1,998       1,998
  Mellon Bank N.A.
    5.800%--12/15/1997.....................    3,000       3,000
  Morgan Guaranty Trust Co. NY
    5.560%--11/19/1997.....................    3,000       3,000
  National Westminster Bank PLC
    5.760%--12/31/1997.....................    3,000       3,000
  Rabobank Nederland N. V.
    5.670%--01/30/1998.....................    3,000       3,000
  Royal Bank Canada New York Branch
    5.800%--03/04/1998.....................    3,000       2,999
  Societe Generale New York
    5.870%--11/24/1997.....................    2,000       2,000
  Sudwest Deutsche Landesbank
    5.780%--12/16/1997.....................    3,000       3,000
  Toronto Dominion Bank
    5.580%--12/03/1997.....................    3,000       3,000
                                                         -------
TOTAL BANK OBLIGATIONS
  (Cost $35,997)......................................    35,997
                                                         -------

COMMERCIAL PAPER--50.6%


                                             PRINCIPAL
                                              AMOUNT      VALUE
                                              (000S)     (000S)
                                              ------     ------
  ABN Amro North America
    5.480%--12/29/1997.....................   $3,000     $ 2,974
  Bayer Corp.
    5.490%--12/23/1997.....................    3,000       2,976
  Daimler Benz N.A.
    5.520%--12/11/1997.....................    3,000       2,982
  El DuPont De Nemours & Co.
    5.530%--12/17/1997.....................    3,000       2,979
  General Electric Cap Corp. Disc.
    5.580%--01/20/1998.....................    3,000       2,963
  Glaxo PLC
    5.570%--01/27/1998.....................    2,500       2,466
  Hershey Foods Corp.
    5.470%--11/10/1997.....................    3,000       2,996
  KFW International Finance Inc.
    5.650%--11/26/1997.....................    3,000       2,988
  Lloyds Bank PLC
    5.520%--12/08/1997.....................    3,000       2,983
  Mobil Australia Finance Co.
    5.670%--11/06/1997.....................    2,000       1,998
  National Australia FDG
    5.590%--01/21/1998.....................    3,000       2,962
  Repsol International Financial
    5.470%--11/14/1997.....................    3,000       2,994
  Suntrust Banks Inc.
    5.560%--01/27/1998.....................    3,000       2,960
                                                         -------

TOTAL COMMERCIAL PAPER
  (Cost $37,221)......................................    37,221
                                                         -------

TOTAL INVESTMENTS--103.6%
  (Cost $76,218)(1)...................................    76,218

CASH AND OTHER ASSETS,
  LESS LIABILITIES--(3.6%)............................    (2,678)
                                                         -------

TOTAL NET ASSETS--100.0%..............................   $73,540
                                                         =======

------------
 (1)  The aggregate identified cost on a tax basis is the same.
  + Variable rate or floating rate security. The stated rate represents the rate in effect at October 31, 1997.

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF ASSETS AND LIABILITIES--OCTOBER 31, 1997
(All amounts in Thousands, except per share amount)

                                                                            HARBOR          HARBOR
                                                               HARBOR    INTERNATIONAL     CAPITAL
                                                               GROWTH       GROWTH       APPRECIATION
---------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS, AT IDENTIFIED COST*............................  $ 85,578     $841,786       $2,230,944
---------------------------------------------------------------------------------------------------------
Investments, at value.......................................  $ 95,324     $899,015       $2,787,523
Repurchase agreements.......................................     9,196       --              --
Cash........................................................         1       --                    1
Foreign currency, at value
  (cost: $0; $0; $0; $23; $0; $0; $1,587; $14; $0)..........     --          --              --
Receivables for:
  Investments sold..........................................     --          92,479           33,033
  Capital shares sold.......................................       206        1,549            7,364
  Dividends.................................................     --             749            1,344
  Interest..................................................         1            7               20
  Open forward currency contracts...........................     --          --              --
  Swap agreements...........................................     --          --              --
  Variation margin on futures contracts.....................     --          --              --
Deferred organization costs.................................     --          --              --
Withholding tax reclaims receivable.........................     --             833               31
Other assets................................................        20           12               11
---------------------------------------------------------------------------------------------------------
      TOTAL ASSETS..........................................   104,748      994,644        2,829,327
LIABILITIES
Payables for:
  Investments purchased.....................................     --          73,894           23,618
  Capital shares reacquired.................................        15          813            5,620
  Dividends to shareholders.................................     --          --              --
  Written options, at value
    (premiums received $0; $0; $0; $0; $0; $0; $376; $0;
    $0).....................................................     --          --              --
  Open forward currency contracts...........................     --          --              --
  Variation margin on futures contracts.....................     --          --              --
Accrued expenses:
  Adviser's fees............................................       141          607            1,444
  Trustees' fees............................................     --               4               10
  Transfer agent's fees.....................................        14           67              112
  Other.....................................................        10          309              119
  TBA sale commitments at value (proceeds receivable $0; $0;
    $0; $0; $0; $0; $29,613; $0; $0)........................     --          --              --
---------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES.....................................       180       75,694           30,923
NET ASSETS
NET ASSETS..................................................  $104,568     $918,950       $2,798,404
---------------------------------------------------------------------------------------------------------
Net assets consist of:
  Paid-in capital...........................................  $ 68,635     $825,455       $1,835,524
  Undistributed/(overdistributed) net investment income.....        --        7,075            4,876
  Accumulated net realized gain/(loss)......................    16,991       29,207          401,425
  Unrealized appreciation/(depreciation) of investments,
    swap agreements, written options, foreign currency,
    investments sold short and translation of assets and
    liabilities in foreign currencies.......................    18,942       57,213          556,579
  Unrealized appreciation of futures and forward currency
    contracts...............................................     --          --              --
---------------------------------------------------------------------------------------------------------
                                                              $104,568     $918,950       $2,798,404
---------------------------------------------------------------------------------------------------------
Shares of beneficial interest...............................     7,361       56,916           82,289
Net asset value, offering and redemption price per share....    $14.20         $16.15         $34.01

------------
* Including repurchase agreements and short term investments

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF ASSETS AND LIABILITIES--CONTINUED

     HARBOR           HARBOR        HARBOR     HARBOR        HARBOR           HARBOR
INTERNATIONAL II   INTERNATIONAL    VALUE       BOND     SHORT DURATION    MONEY MARKET
----------------------------------------------------------------------------------------

    $139,464        $3,235,692     $154,978   $500,322      $165,011          $76,218
----------------------------------------------------------------------------------------
    $134,859        $5,066,049     $156,602   $498,414      $165,436          $76,218
     --                --             6,472      4,588       --                --
     --                      1            1      --               14                1
          23           --             --         1,561            14           --
       8,401           --             1,400     49,812         3,836           --
         193            19,272          276        826            68              323
         188             8,090          216      --          --                --
     --                    440            1      3,304         1,172              573
     --                --             --           117       --                --
     --                --             --           210       --                --
     --                --             --           214       --                --
          17           --             --         --          --                --
         128             6,903            5      --          --                --
          16               112            3         17            27                7
----------------------------------------------------------------------------------------
     143,825         5,100,867      164,976    559,063       170,567           77,122
       8,405           --             3,459    165,480         7,873            3,000
         367             4,753           27        179           184              543
     --                --             --         --          --                    13
     --                --             --           818       --                --
     --                --             --           134       --                --
     --                --             --         --                1           --
          66             3,930           93        141            25                7
     --                --                 1      --          --                --
          22               199            7         25             2               14
           8             1,937           30         17             6                5
     --                --             --        29,675       --                --
----------------------------------------------------------------------------------------
       8,868            10,819        3,617    196,469         8,091            3,582
    $134,957        $5,090,048     $161,359   $362,594      $162,476          $73,540
----------------------------------------------------------------------------------------
    $132,724        $3,078,170     $119,290   $350,632      $187,347          $73,540
       1,069            54,083          288      1,923           903           --
       5,765           127,360       33,684      4,012       (26,211)          --
      (4,601)        1,830,435        8,097      2,489           425           --
     --                --             --         3,538            12           --
----------------------------------------------------------------------------------------
    $134,957        $5,090,048     $161,359   $362,594      $162,476          $73,540
----------------------------------------------------------------------------------------
      11,120           142,036        8,880     31,334        18,766           73,540
        $12.14          $35.84       $18.17     $11.57         $8.66            $1.00

HARBOR FUND
STATEMENT OF OPERATIONS--YEAR ENDED OCTOBER 31, 1997
(All Amounts in Thousands)

                                                                           HARBOR
                                                              HARBOR    INTERNATIONAL
                                                              GROWTH       GROWTH
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................................................  $   207      $15,178
  Interest..................................................      450        2,302
  Securities lending income.................................    --               4
  Foreign taxes withheld....................................       (4)      (1,537)
-------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME...................................      653       15,947
EXPENSES:
  Investment adviser's fees.................................      758        6,241
  Shareholder communications................................       17          111
  Custodian fees............................................      179        1,245
  Transfer agent fees.......................................       96          650
  Professional fees.........................................       54           95
  Trustees' fees and expenses...............................        2           12
  Registration fees.........................................       22          132
  Amortization of organization costs........................    --               7
  Insurance expense.........................................        4            5
  Miscellaneous.............................................        6           18
-------------------------------------------------------------------------------------
     Total expenses.........................................    1,138        8,516
  Advisory fee waived.......................................    --          --
  Other expense reimbursements and reductions...............       (4)         (45)
-------------------------------------------------------------------------------------
     Total operating expenses...............................    1,134        8,471
  Interest expense..........................................    --          --
-------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)................................     (481)       7,476
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENT
  TRANSACTIONS:
  Net realized gain/(loss) on:
     Investments............................................   19,531       30,055
     Foreign currency transactions..........................    --              (5)
     Short sales............................................    --          --
     Futures contracts......................................    --          --
     Written options........................................    --          --
     Swap agreements........................................    --          --
  Change in net unrealized appreciation/depreciation on:
     Investments, written options, swap agreements and short
      sales.................................................   (2,456)       3,189
     Futures contracts......................................    --          --
     Forward currency contracts.............................    --          --
     Translation of assets and liabilities in foreign
      currencies............................................    --             (18)
-------------------------------------------------------------------------------------
  Net gain on investment transactions.......................   17,075       33,221
-------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......  $16,594      $40,697
-------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF OPERATIONS--CONTINUED

   HARBOR                                                                  HARBOR
  CAPITAL           HARBOR            HARBOR       HARBOR    HARBOR        SHORT           HARBOR
APPRECIATION   INTERNATIONAL II    INTERNATIONAL    VALUE     BOND        DURATION      MONEY MARKET
----------------------------------------------------------------------------------------------------
  $ 18,327          $1,839           $103,468      $ 3,719   $     3      $--             $--
     3,400             245             14,724          175    20,883       10,032           3,716
    --               --                     5        --        --          --              --
      (525)           (208)           (12,592)         (20)    --          --              --
----------------------------------------------------------------------------------------------------
    21,202           1,876            105,605        3,874    20,886       10,032           3,716
    13,511             605             41,290          826     2,174          651             199
       245              13                413            7        56            2              20
       364             156              4,737          146       121           74              46
     1,310              98              2,444           74       300           14             162
       135              52                282           48        85          145              38
        31               1                 80            2         7            3               2
       197              33                103           30        39           47              27
    --                   4             --            --        --               1          --
         9               1                 16            4         5            4               3
        45               4                102            8        10            7               6
----------------------------------------------------------------------------------------------------
    15,847             967             49,467        1,145     2,797          948             503
    --                (163)            (2,350)       --         (708)        (326)            (80)
       (72)             (7)               (62)          (3)       (9)         (25)            (12)
----------------------------------------------------------------------------------------------------
    15,775             797             47,055        1,142     2,080          597             411
    --               --                --            --        --           1,046          --
----------------------------------------------------------------------------------------------------
     5,427           1,079             58,550        2,732    18,806        8,389           3,305
   406,517           5,749            126,878       33,809     3,608        1,406              13
       (13)              1               (131)       --        1,219        1,629          --
    --               --                --            --        --          (1,086)         --
    --               --                --            --        6,278         (478)         --
    --               --                --            --          317         (274)         --
    --               --                --            --        --              41          --
   245,410          (4,814)           588,364         (626)   (1,737)        (954)         --
    --               --                --            --         (752)         450          --
    --               --                --            --         (348)        (174)         --
         1               4               (172)           1      (174)         (13)         --
----------------------------------------------------------------------------------------------------
   651,915             940            714,939       33,184     8,411          547              13
----------------------------------------------------------------------------------------------------
  $657,342          $2,019           $773,489      $35,916   $27,217      $ 8,936         $ 3,318
----------------------------------------------------------------------------------------------------

HARBOR FUND
STATEMENT OF CHANGES IN NET ASSETS
(All amounts in Thousands)

                                                       HARBOR                      HARBOR                      HARBOR
                                                       GROWTH               INTERNATIONAL GROWTH        CAPITAL APPRECIATION
                                              -------------------------   -------------------------   -------------------------
                                              NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,
                                                 1996          1995          1996          1996          1996          1995
                                                THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH
                                              OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                 1997          1996          1997          1996          1997          1996
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income/(loss).............   $   (481)     $   (653)     $  7,476      $  2,845     $    5,427    $    1,345
   Net realized gain (loss) on investments,
     foreign currency transactions,
     investments sold short, futures, swap
     agreements and written options.........     19,531        29,141        30,050        16,393        406,504        49,265
   Net unrealized appreciation
     (depreciation) of investments, swap
     agreements, written options,
     investments sold short, futures,
     forward foreign currency contracts and
     translation of assets and liabilities
     in foreign currencies..................     (2,456)      (10,004)        3,171        40,691        245,411       115,877
-------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................     16,594        18,484        40,697        59,929        657,342       166,487
-------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders:
   Net investment income/(loss).............     --            --            (3,010)       (1,243)        (1,310)       (1,102)
   Net realized gain on investments.........    (28,481)      (15,306)      (13,704)       --            (53,466)      (13,411)
   In excess of net investment income.......     --            --            --            --             --            --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS......    (28,481)      (15,306)      (16,714)       (1,243)       (54,776)      (14,513)
-------------------------------------------------------------------------------------------------------------------------------
 Capital share transactions:
   Net proceeds from sale of shares.........     25,126        30,154       683,701       363,320      1,068,440       806,799
   Net asset value of shares issued in
     connection with reinvestment of:
     Dividends from net investment income...     --            --             2,695         1,098          1,097           901
     Distributions from net realized gain...     26,974        14,703        13,051        --             47,557        11,286
   Cost of shares reacquired................    (49,156)      (72,048)     (283,449)      (66,550)      (504,471)     (313,496)
-------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) DERIVED FROM
     CAPITAL TRANSACTIONS...................      2,944       (27,191)      415,998       297,868        612,623       505,490
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets....     (8,943)      (24,013)      439,981       356,554      1,215,189       657,464
NET ASSETS:
 Beginning of period........................    113,511       137,524       478,969       122,415      1,583,215       925,751
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD*.............................   $104,568      $113,511      $918,950      $478,969     $2,798,404    $1,583,215
------------------------------------------------------------------------------------------------------------------------------
NUMBER OF CAPITAL SHARES:
 Sold.......................................      1,875         1,935        41,977        25,679         36,171        33,867
 Reinvested in payment of investment income
   dividends................................     --            --               169            88             41            39
 Reinvested in payment of capital gain
   distributions............................      2,215         1,025           818        --              1,772           506
 Reacquired.................................     (3,821)       (4,610)      (17,259)       (4,669)       (16,869)      (13,136)
-------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in shares
   outstanding..............................        269        (1,650)       25,705        21,098         21,115        21,276
 Outstanding:
   Beginning of period......................      7,092         8,742        31,211        10,113         61,174        39,898
-------------------------------------------------------------------------------------------------------------------------------
   End of period............................      7,361         7,092        56,916        31,211         82,289        61,174
------------------------------------------------------------------------------------------------------------------------------
* Includes undistributed (over-distributed)
  net investment income of:.................   $      0      $      0      $  7,075      $  2,716     $    4,876    $      899

                                                       HARBOR
                                                 INTERNATIONAL II(A)
                                              -------------------------
                                              NOVEMBER 1,     JUNE 1,
                                                 1996          1996
                                                THROUGH       THROUGH
                                              OCTOBER 31,   OCTOBER 31,
                                                 1997          1996
-----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income/(loss).............   $  1,079       $    12
   Net realized gain (loss) on investments,
     foreign currency transactions,
     investments sold short, futures, swap
     agreements and written options.........      5,750            72
   Net unrealized appreciation
     (depreciation) of investments, swap
     agreements, written options,
     investments sold short, futures,
     forward foreign currency contracts and
     translation of assets and liabilities
     in foreign currencies..................     (4,810)          209
--------------------------------------------  -------------------------
 NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................      2,019           293
--------------------------------------------  -------------------------
 Distributions to shareholders:
   Net investment income/(loss).............        (31)       --
   Net realized gain on investments.........        (55)       --
   In excess of net investment income.......     --            --
--------------------------------------------  -------------------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS......        (86)       --
--------------------------------------------  -------------------------
 Capital share transactions:
   Net proceeds from sale of shares.........    143,553        12,877
   Net asset value of shares issued in
     connection with reinvestment of:
     Dividends from net investment income...         30        --
     Distributions from net realized gain...         52        --
   Cost of shares reacquired................    (23,184)         (597)
--------------------------------------------  -------------------------
   NET INCREASE (DECREASE) DERIVED FROM
     CAPITAL TRANSACTIONS...................    120,451        12,280
--------------------------------------------  -------------------------
   Net increase (decrease) in net assets....    122,384        12,573
NET ASSETS:
 Beginning of period........................     12,573        --
--------------------------------------------  -------------------------
 END OF PERIOD*.............................   $134,957       $12,573
--------------------------------------------  -------------------------
NUMBER OF CAPITAL SHARES:
 Sold.......................................     11,761         1,259
 Reinvested in payment of investment income
   dividends................................          3        --
 Reinvested in payment of capital gain
   distributions............................          5        --
 Reacquired.................................     (1,850)          (58)
--------------------------------------------  -------------------------
 Net increase (decrease) in shares
   outstanding..............................      9,919         1,201
 Outstanding:
   Beginning of period......................      1,201        --
--------------------------------------------  -------------------------
   End of period............................     11,120         1,201
--------------------------------------------  -------------------------
* Includes undistributed (over-distributed)
  net investment income of:.................   $  1,069       $    17

------------
(a) International II commenced operations on June 1, 1996.

    The accompanying notes are an integral part of the financial statements.

HARBOR FUND
STATEMENT OF CHANGES IN NET ASSETS--CONTINUED

              HARBOR                      HARBOR                      HARBOR                      HARBOR
           INTERNATIONAL                   VALUE                       BOND                   SHORT DURATION
     -------------------------   -------------------------   -------------------------   -------------------------
     NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,   NOVEMBER 1,
        1996          1995          1996          1995          1996          1995          1996          1995
       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH
     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
        1997          1996          1997          1996          1997          1996          1997          1996
------------------------------------------------------------------------------------------------------------------
     $   58,550    $   52,833     $  2,732      $  2,720      $ 18,806      $ 15,752      $   8,389     $   9,236
        126,747       103,423       33,809        14,008        11,422        (2,713)         1,238          (764)
        588,192       448,771         (625)        3,771        (3,011)        5,637           (691)        1,252
------------------------------------------------------------------------------------------------------------------
        773,489       605,027       35,916        20,499        27,217        18,676          8,936         9,724
------------------------------------------------------------------------------------------------------------------
        (54,226)      (49,438)      (2,696)       (2,656)      (18,878)      (16,286)       (11,444)       (9,846)
       (103,297)      (15,558)     (13,934)       (7,407)       --            --             --            --
         --            --           --            --            --            --             --              (600)
------------------------------------------------------------------------------------------------------------------
       (157,523)      (64,996)     (16,630)      (10,063)      (18,878)      (16,286)       (11,444)      (10,446)
------------------------------------------------------------------------------------------------------------------
        809,204       593,874       33,555        24,176       130,443       124,191        233,482       462,578
         46,590        42,301        2,560         2,514        15,418        13,367         11,420        10,425
         93,381        13,889       13,178         6,973        --            --             --            --
       (505,220)     (427,125)     (19,329)      (16,504)      (71,455)      (83,097)      (262,216)     (394,990)
------------------------------------------------------------------------------------------------------------------
        443,955       222,939       29,964        17,159        74,406        54,461        (17,314)       78,013
------------------------------------------------------------------------------------------------------------------
      1,059,921       762,970       49,250        27,595        82,745        56,851        (19,822)       77,291
      4,030,127     3,267,157      112,109        84,514       279,849       222,998        182,298       105,007
------------------------------------------------------------------------------------------------------------------
     $5,090,048    $4,030,127     $161,359      $112,109      $362,594      $279,849      $ 162,476     $ 182,298
------------------------------------------------------------------------------------------------------------------
         22,725        20,382        2,007         1,611        11,476        11,140         26,849        52,668
          1,479         1,528          156           166         1,366         1,213          1,323         1,192
          2,963           502          886           492        --            --             --            --
        (14,257)      (14,625)      (1,158)       (1,080)       (6,307)       (7,447)       (30,149)      (45,019)
------------------------------------------------------------------------------------------------------------------
         12,910         7,787        1,891         1,189         6,535         4,906         (1,977)        8,841
        129,126       121,339        6,989         5,800        24,799        19,893         20,743        11,902
------------------------------------------------------------------------------------------------------------------
        142,036       129,126        8,880         6,989        31,334        24,799         18,766        20,743
------------------------------------------------------------------------------------------------------------------
     $   54,083    $   50,361     $    288      $    199      $  1,923      $  1,684      $     903     $     636

                 HARBOR
              MONEY MARKET
        -------------------------
        NOVEMBER 1,   NOVEMBER 1,
           1996          1995
          THROUGH       THROUGH
        OCTOBER 31,   OCTOBER 31,
           1997          1996
     -------------------------
      $   3,305     $  3,029
             13           80
         --           --
----------------------------
          3,318        3,109
----------------------------
         (3,305)      (3,029)
            (13)         (80)
         --           --
----------------------------
         (3,318)      (3,109)
----------------------------
        138,417       86,059
          3,162        2,997
         --           --
       (134,030)     (87,557)
----------------------------
          7,549        1,499
----------------------------
          7,549        1,499
         65,991       64,492
----------------------------
      $  73,540     $ 65,991
----------------------------
        138,417       86,059
          3,162        2,997
         --           --
       (134,030)     (87,557)
----------------------------
          7,549        1,499
         65,991       64,492
----------------------------
         73,540       65,991
----------------------------
      $       0     $      0

HARBOR FUND  FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                              INCOME FROM INVESTMENT OPERATIONS
                                       -----------------------------------------------
                                                               NET REALIZED AND
                                                          UNREALIZED GAINS/(LOSSES)
                     NET ASSET VALUE                       ON INVESTMENTS, FUTURES,      TOTAL FROM
                      BEGINNING OF     NET INVESTMENT      OPTIONS, SWAP AGREEMENTS      INVESTMENT
YEAR/PERIOD ENDED        PERIOD         INCOME/LOSS     AND FOREIGN CURRENCY CONTRACTS   OPERATIONS
---------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND(1)
October 31, 1997....     $16.00            $--                      $ 2.30                 $ 2.30
October 31, 1996....      15.73             (.08)(a)                  2.20                   2.12
October 31, 1995....      12.83             (.04)                     3.26                   3.22
October 31, 1994....      14.01             --                       (1.16)                 (1.16)
October 31, 1993....      12.42              .01                      2.95                   2.96
---------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
October 31, 1997....     $15.35            $ .12                    $ 1.12                 $ 1.24
October 31, 1996....      12.10              .14(a)                   3.22                   3.36
October 31, 1995....      11.53              .11*                      .54                    .65
October 31, 1994
  (2)...............      10.00              .07*                     1.47                   1.54
---------------------------------------------------------------------------------------------------
HARBOR CAPITAL APPRECIATION FUND(3)
October 31, 1997....     $25.88            $ .06                    $ 8.95                 $ 9.01
October 31, 1996....      23.20              .02                      3.00                   3.02
October 31, 1995....      17.31              .04                      6.06                   6.10
October 31, 1994....      17.30              .03                      1.14                   1.17
October 31, 1993....      16.30              .03                      3.03                   3.06
---------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
October 31, 1997....     $10.47            $ .10*                   $ 1.63                 $ 1.73
October 31, 1996
  (4)...............      10.00              .01*                      .46                    .47
---------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND(5)
October 31, 1997....     $31.21            $ .41*                   $ 5.44                 $ 5.85
October 31, 1996....      26.93              .41*                     4.41                   4.82
October 31, 1995....      26.87              .39*                      .85                   1.24
October 31, 1994....      22.85              .26*                     3.98                   4.24
October 31, 1993....      16.77              .17*                     6.31                   6.48
---------------------------------------------------------------------------------------------------
HARBOR VALUE FUND(6)
October 31, 1997....     $16.04            $ .34                    $ 4.13                 $ 4.47
October 31, 1996....      14.57              .40                      2.74                   3.14
October 31, 1995....      13.50              .40                      2.13                   2.53
October 31, 1994....      14.31              .36                       .27                    .63
October 31, 1993....      13.24              .35                      1.22                   1.57
---------------------------------------------------------------------------------------------------


                              LESS DISTRIBUTIONS
                      -----------------------------------
                      DIVIDENDS FROM   DISTRIBUTIONS FROM    IN EXCESS OF
                      NET INVESTMENT      NET REALIZED      NET INVESTMENT
YEAR/PERIOD ENDED         INCOME        CAPITAL GAINS**         INCOME
--------------------------------------------------------------------------
HARBOR GROWTH FUND(1)
October 31, 1997....      $  --              $(4.10)                   $--
October 31, 1996....         --               (1.85)                    --
October 31, 1995....         --                (.32)                    --
October 31, 1994....         --                (.02)                    --
October 31, 1993....       (.01)              (1.36)                    --
--------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
October 31, 1997....      $(.08)             $ (.36)                   $--
October 31, 1996....       (.11)              --                        --
October 31, 1995....       (.08)              --                        --
October 31, 1994
  (2)...............       (.01)              --                        --
--------------------------------------------------------------------------
HARBOR CAPITAL APPRECIATION FUND(S)
October 31, 1997....      $(.02)             $ (.86)                   $--
October 31, 1996....       (.03)               (.31)                    --
October 31, 1995....       (.04)               (.17)                    --
October 31, 1994....       (.03)              (1.13)                    --
October 31, 1993....       (.02)              (2.04)                    --
--------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
October 31, 1997....      $(.02)             $ (.04)                   $--
October 31, 1996
  (4)...............        .00                 .00
--------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND(S)
October 31, 1997....      $(.42)             $ (.80)                   $--
October 31, 1996....       (.41)               (.13)                    --
October 31, 1995....       (.24)               (.94)                    --
October 31, 1994....       (.22)              --                        --
October 31, 1993....       (.22)               (.18)                    --
--------------------------------------------------------------------------
HARBOR VALUE FUND(6)
October 31, 1997....      $(.34)             $(2.00)                   $--
October 31, 1996....       (.40)              (1.27)                    --
October 31, 1995....       (.39)              (1.07)                    --
October 31, 1994....       (.34)              (1.10)                    --
October 31, 1993....       (.35)               (.15)                    --
--------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

      TAX                                                               RATIO OF          ADVISER OR          RATIO OF
    RETURN                    NET ASSET             NET ASSETS     OPERATING EXPENSES   SUBADVISER FEES   INTEREST EXPENSE
      OF          TOTAL       VALUE END   TOTAL    END OF PERIOD       TO AVERAGE         NOT IMPOSED        TO AVERAGE
    CAPITAL   DISTRIBUTIONS   OF PERIOD   RETURN   ($ THOUSANDS)     NET ASSETS (%)       (PER SHARE)      NET ASSETS (%)
--------------------------------------------------------------------------------------------------------------------------
    $--          $(4.10)       $14.20     18.64%    $  104,568            1.12%            --                --%
     --           (1.85)        16.00     14.84        113,511             .92             --                --
     --            (.32)        15.73     25.93        137,524             .93             --                --
     --            (.02)        12.83     (8.29)       141,330             .93             --                --
     --           (1.37)        14.01     26.17        208,320             .90             --                --
-----------------------------------------------------------------------------------------------------------------------
    $--          $ (.44)       $16.15      8.13%    $  918,950            1.02%           $--                --%
     --            (.11)        15.35     27.86        478,969            1.10             --                --
     --            (.08)        12.10      5.83        122,415           1.21*                .01            --
     --            (.01)        11.53     15.36         74,734           1.32*                .02            --
-----------------------------------------------------------------------------------------------------------------------
    $--          $ (.88)       $34.01     35.73%    $2,798,404             .70%           $--                --%
     --            (.34)        25.88     13.22      1,583,215             .75             --                --
     --            (.21)        23.20     35.73        925,751             .75             --                --
     --           (1.16)        17.31      7.25        225,984             .81             --                --
     --           (2.06)        17.30     20.16        145,331             .86             --                --
-----------------------------------------------------------------------------------------------------------------------
    $--          $ (.06)       $12.14     16.64%    $  134,957             .98%*             $.02            --%
     --            0.00         10.47      4.70++       12,573          1.44*+                .01            --
-----------------------------------------------------------------------------------------------------------------------
    $--          $(1.22)       $35.84     19.26%    $5,090,048             .97%*             $.02            --%
     --            (.54)        31.21     18.17      4,030,127             .99*               .01            --
     --           (1.18)        26.93      5.06      3,267,157           1.04*                .01            --
     --            (.22)        26.87     18.57      3,129,634           1.10*                .01            --
     --            (.40)        22.85     39.51      2,275,053           1.20*             --    +++         --
-----------------------------------------------------------------------------------------------------------------------
    $--          $(2.34)       $18.17     31.08%    $  161,359             .83%           $--                --%
     --           (1.67)        16.04     23.08        112,109             .83             --                --
     --           (1.46)        14.57     21.02         84,514             .90             --                --
     --           (1.44)        13.50      4.80         59,390            1.04             --                --
     --            (.50)        14.31     11.99         59,884             .88             --                --
------------------------------------------------------------------------------------------------------------------------


       RATIO OF NET
     INVESTMENT INCOME                   AVERAGE
        TO AVERAGE        PORTFOLIO     COMMISSION
      NET ASSETS (%)     TURNOVER (%)   RATE PAID
--------------------------------------------------
            (.47)%          147.37%      $0.0120
            (.50)            87.97        0.0561
            (.30)            87.94         --
           --               115.89         --
             .11            170.85         --
------------------------------------------------
             .91%            76.19%      $0.0190
             .99             55.17        0.0322
            1.31*            74.86         --
             .87*            41.80         --
------------------------------------------------
             .23%            72.80%      $0.0605
             .11             73.69        0.0629
             .23             51.65         --
             .24             72.89         --
             .24             93.24         --
------------------------------------------------
            1.33%*           57.61%      $0.0005
             .40*+            2.61+       0.0003
------------------------------------------------
            1.20%*            6.39%      $0.0248
            1.42*             9.73        0.0119
            1.53*            14.01         --
            1.09*            28.70         --
            1.28*            15.70         --
------------------------------------------------
            1.98%           145.85%      $0.0494
            2.65            132.39        0.0448
            3.00            135.93         --
            2.66            150.94         --
            2.48             50.20         --
------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

                                                       INCOME FROM INVESTMENT OPERATIONS
                                                   ------------------------------------------
                                                                        NET REALIZED AND
                                                                    UNREALIZED GAINS (LOSSES)
                                                                    ON INVESTMENTS, FUTURES,
                                 NET ASSET VALUE                    OPTIONS, SWAP AGREEMENTS    TOTAL FROM
                                  BEGINNING OF     NET INVESTMENT     AND FOREIGN CURRENCY      INVESTMENT
YEAR/PERIOD ENDED                    PERIOD            INCOME               CONTRACTS           OPERATIONS
----------------------------------------------------------------------------------------------------------
HARBOR BOND FUND
October 31, 1997................     $11.28             $.68*                $  .30               $ .98
October 31, 1996................      11.21              .72*                   .09                 .81
October 31, 1995................      10.41              .74*                   .73                1.47
October 31, 1994................      11.92              .68*                 (1.02)               (.34)
October 31, 1993................      11.35              .68*                   .82                1.50
----------------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
October 31, 1997................     $ 8.79             $.45*(a)             $  .01               $ .46
October 31, 1996................       8.82              .63*                  (.02)                .61
October 31, 1995................       8.77              .52*                   .06                 .58
October 31, 1994................       9.68              .34*                  (.12)                .22
October 31, 1993................      10.09              .34*                   .16                 .50
----------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
October 31, 1997................     $ 1.00             $.02*                $ --                 $ .02
October 31, 1996................       1.00              .05*                  --                   .05
October 31, 1995................       1.00              .06*                  --                   .06
October 31, 1994................       1.00              .03*                  --                   .03
October 31, 1993................       1.00              .03*                  --                   .03
----------------------------------------------------------------------------------------------------------


                                          LESS DISTRIBUTIONS
                                  -----------------------------------
                                  DIVIDENDS FROM   DISTRIBUTIONS FROM    IN EXCESS OF
                                  NET INVESTMENT      NET REALIZED      NET INVESTMENT
YEAR/PERIOD ENDED                     INCOME        CAPITAL GAINS**         INCOME
--------------------------------------------------------------------------------------
HARBOR BOND FUND
October 31, 1997................      $ (.69)          $--                $--
October 31, 1996................        (.74)           --                 --
October 31, 1995................        (.67)           --                 --
October 31, 1994................        (.67)              (.50)           --
October 31, 1993................        (.68)              (.25)           --
--------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
October 31, 1997................      $ (.59)          $--                $--
October 31, 1996................        (.60)           --                   (.04)
October 31, 1995................        (.52)           --                   (.01)
October 31, 1994................       (1.08)           --                 --
October 31, 1993................        (.82)              (.09)           --
--------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
October 31, 1997................      $ (.02)          $--               $ --
October 31, 1996................        (.05)           --                 --
October 31, 1995................        (.06)           --                 --
October 31, 1994................        (.03)           --                 --
October 31, 1993................        (.03)           --                 --
--------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIODS PRESENTED

      TAX                                                               RATIO OF          ADVISER OR          RATIO OF
    RETURN                    NET ASSET             NET ASSETS     OPERATING EXPENSES   SUBADVISER FEES   INTEREST EXPENSE
      OF          TOTAL       VALUE END   TOTAL    END OF PERIOD       TO AVERAGE         NOT IMPOSED        TO AVERAGE
    CAPITAL   DISTRIBUTIONS   OF PERIOD   RETURN   ($ THOUSANDS)     NET ASSETS (%)       (PER SHARE)      NET ASSETS (%)
--------------------------------------------------------------------------------------------------------------------------
     $  --       $ (.69)       $11.57      8.96%     $362,594              .67%*           $  .03             --    %
        --         (.74)        11.28      7.56       279,849              .70*               .03             --
        --         (.67)        11.21     14.56       222,998              .70*               .03             --
        --        (1.17)        10.41     (3.14)      162,221              .77*               .03             --
        --         (.93)        11.92     13.98       164,382              .72*               .02             --
--------------------------------------------------------------------------------------------------------------------------
     $  --       $ (.59)       $ 8.66      5.48%     $162,476              .36%*           $  .02                .64%
        --         (.64)         8.79      7.24       182,292              .33*               .02               1.26
        --         (.53)         8.82      6.82       105,007              .38*               .02               1.46
      (.05)       (1.13)         8.77      2.53       115,891              .38*                -- +++           1.26
        --         (.91)         9.68      5.18       135,189              .43*               .02                .69
--------------------------------------------------------------------------------------------------------------------------
     $  --       $ (.02)       $ 1.00      5.11%     $ 73,540              .62%*           $   -- +++          --    %
        --         (.05)         1.00      5.08        65,991              .64*                -- +++          --
        --         (.06)         1.00      5.66        64,492              .61*                -- +++          --
        --         (.03)         1.00      3.53        60,024              .67*                -- +++          --
        --         (.03)         1.00      2.68        46,879              .71*                -- +++          --
--------------------------------------------------------------------------------------------------------------------------


   RATIO OF NET
 INVESTMENT INCOME                   AVERAGE
    TO AVERAGE        PORTFOLIO     COMMISSION
  NET ASSETS (%)     TURNOVER (%)   RATE PAID
-----------------------------------------------
       6.04%*            252.37%     $ --
       6.40*             192.64        --
       7.11*              88.69        --
       6.29*             150.99        --
       6.19*             119.92        --
-----------------------------------------------

       5.14%*          1,518.68%     $ --
       6.84*           1,277.82        --
       6.19*             725.96        --
       4.61*             895.76        --
       4.19*           1,212.20        --
-----------------------------------------------

       4.97%*               N/A      $ --
       4.85*                N/A        --
       5.42*                N/A        --
       3.38*                N/A        --
       2.58*                N/A        --
-----------------------------------------------

(1) Effective May 2, 1997, Harbor Growth Fund appointed Emerging Growth Advisors, Inc. as its Subadviser.
(2) For the period November 1, 1993 (commencement of operations) through October 31, 1994.
(3) Effective May 1, 1990, Harbor Capital Appreciation Fund appointed Jennison Associates Capital Corp. as its Subadviser.
(4) For the period June 1, 1996 (commencement of operations) through October 31, 1996.
(5) Effective April 1, 1993, Harbor International Fund appointed Northern Cross Investments Limited as its Subadviser.
(6) Harbor Value Fund appointed Richards & Tierney, Inc. and DePrince, Race, & Zollo, Inc. as its Subadvisers effective November 1, 1993 and April 20, 1995, respectively.
  + Annualized
 ++ Not Annualized
+++ Amount is less than $.01 per share.
  * Reflects the Adviser's or Subadviser's agreement not to impose all or a portion of its advisory fees.
 ** Includes both short-term and long-term capital gains.
(a) Based on monthly average of shares outstanding during the fiscal year.

HARBOR SHORT DURATION FUND
STATEMENT OF CASH FLOWS

                                                              FOR THE PERIOD ENDED
                                                                OCTOBER 31, 1997
                                                              --------------------
                                                                   AMOUNTS IN
                                                                   THOUSANDS
Cash flows provided by operating activities:
  Investment income received (excluding net amortization of
    $575)...................................................      $    11,553
  Payment of operating expenses.............................             (683)
  Interest paid.............................................           (1,660)
  Purchase of investments...................................       (1,764,030)
  Proceeds from sales and maturities of investments.........        1,777,069
  Net purchase of short-term investments....................           37,243
  Cash used for futures contracts...........................             (987)
  Cash provided by forward currency contracts...............            1,803
  Cash provided by other assets.............................                9
                                                                  -----------
    CASH PROVIDED BY OPERATING ACTIVITIES...................           60,317
                                                                  -----------
Cash flows used for financing activities:
  Capital stock proceeds....................................          233,420
  Payment to repurchase capital stock.......................         (262,098)
  Cash dividends paid.......................................              (24)
  Net proceeds from reverse repurchase agreements...........          (56,462)
                                                                  -----------
    NET CASH USED BY FINANCING ACTIVITIES...................          (85,164)
                                                                  -----------
Net decrease in cash........................................          (24,847)
Cash at beginning of period.................................                0
Foreign currency at beginning of period, at cost............           24,875
                                                                  -----------
Total cash at beginning of period...........................           24,875
Cash at end of period.......................................               14
Foreign currency at end of period, at cost..................               14
                                                                  -----------
  Total cash at end of period...............................      $        28
                                                                  ===========
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations........      $     8,936
                                                                  -----------
  Decrease in investments...................................           87,031
  Decrease in securities sold short and TBA sales...........          (88,181)
  Change in unrealized depreciation -- net..................              967
  Decrease in receivables for securities sold...............          125,657
  Decrease in interest receivable...........................            2,096
  Decrease in payables for futures..........................              (59)
  Decrease in receivables for forward currency contracts....              174
  Decrease in other assets..................................                9
  Decrease in payable for securities purchased..............          (75,613)
  Decrease in accrued expense and other liabilities.........             (700)
                                                                  -----------
    Total adjustments.......................................           51,381
                                                                  -----------
Cash provided by operating activities.......................      $    60,317
                                                                  ===========

     During the period ended October 31, 1997 cash payments of interest expense on reverse repurchase agreements and short sales were $1,046.

    The accompanying notes are an integral part of the financial statements

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--OCTOBER 31, 1997
($ in Thousands)


NOTE 1--ORGANIZATIONAL MATTERS

     Harbor Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of a series of nine diversified investment portfolios (the "Funds"), each of which is represented by a separate series of shares of beneficial interest and having an unlimited number of shares authorized. As of October 31, 1997, the Trust consisted of the following funds: Harbor Growth Fund, Harbor International Growth Fund, Harbor Capital Appreciation Fund, Harbor International Fund II, Harbor International Fund, Harbor Value Fund, Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The policies are in conformity with generally accepted accounting principles for investment companies.

SECURITY VALUATION

     Equity securities are valued at the last sale price on an exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") system or, in the case of unlisted securities or listed securities for which there were no sales on the valuation day, the mean between the closing bid and asked price. Securities listed or traded on foreign exchanges are valued at the last sale price on that exchange on the valuation day, or if no sale occurs, at the official bid price (both the last sale price and official bid price are determined as of the close of the London Stock Exchange).

     Except for Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than sixty days, are valued at prices furnished by a pricing service or as otherwise described below, selected by the Adviser, which determines valuation for normal institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than sixty days are stated at the amortized cost which approximates value. Open futures contracts are valued based on the last sale price on the exchange on which such futures are principally traded.

     Securities for which there are no such prices or for which prices are deemed by the Adviser or Subadviser not to be representative of market values, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. The actual calculation of fair market value may be done by others including the Adviser and Subadviser.

     Securities of the Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended and the Fund's Rule 2a-7 procedures.

FUTURES CONTRACTS

     A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Consistent with its investment policies, each Fund (excluding the Money Market Fund) may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Future contracts tend to increase or decrease the Fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts' terms. The maximum potential loss on a long futures contract is the US dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. See Note 3 for open futures contracts held as of October 31, 1997.

OPTIONS

     Consistent with its investment policies, each Fund (excluding the Money Market Fund) may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Options contracts tend to increase or decrease the Fund's exposure to the underlying instrument, or hedge other fund investments.

     When a Fund purchases an option, the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently "marked-to-market" to reflect the option's current market value. Purchased options are valued at the last sale price on the market on which it is principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

     Harbor Short Duration Fund enters into purchased options on interest rate swaps ("swaptions"). A purchased swaption allows the Fund, as purchaser, and obligates the writer upon exercise, to enter into an interest rate swap agreement, in accordance with conditions outlined in the swaption agreement between the Fund and the counterparty to the agreement. The accounting treatment relating to purchased swaptions is substantially the same as the policies described above, except that swaptions are valued by the counterparty to the swaption agreement.

     The risk associated with entering into purchased swaptions is limited to the value of the swaption. Additionally, swaption agreements involve, to varying degrees, elements of credit risk, market risk, and interest rate risk. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be adverse changes in market conditions or interest rates.

     When a Fund writes an option, the premium received by the Fund is presented in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. Written options are valued at the

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED last sale price or, in the absence of a sale, the last offering price on the market on which it is principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     The risk in writing a call is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts' terms. See Note 3 for all outstanding written options as of October 31, 1997.

SWAP AGREEMENTS

     To the extent permitted under their respective investment policies, Harbor Bond Fund and Harbor Short Duration Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Fund may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Interest rate swaps are marked to market daily. Unrealized gains or losses are reported as an asset or a liability in the statement of Assets and Liabilities. The cash paid or received on a swap is recognized as a realized loss or gain when such a payment is paid or received.

     Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

     The fee from swap agreements of $68 for Harbor Short Duration is included in interest income on the Statement of Operations.

TBA PURCHASE COMMITMENTS

     Harbor Bond Fund and Harbor Short Duration Fund enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more that 1.0% from the principal amount. Each Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

in the value of the Fund's other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above.

     Although the Funds will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Funds may dispose of a commitment prior to settlement if the Fund's Subadviser deems it appropriate to do so.

TBA SALE COMMITMENTS

     Harbor Bond Fund and Harbor Short Duration Fund enter into "TBA" sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by each Fund as an unrealized gain and loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

FORWARD CURRENCY CONTRACTS

     Consistent with its investment policies, each Fund (excluding the Money Market Fund) may enter into forward foreign currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

FOREIGN CURRENCY TRANSLATIONS

     The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not isolated in the Statement of Operations from the effects of changes in market prices of these securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

SECURITIES TRANSACTIONS

     Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost for both federal income tax and financial reporting purposes.

STATEMENT OF CASH FLOWS

     Information on financial transactions which have settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows for Harbor Short Duration Fund. The cash amounts shown in the Statement of Cash Flows is the amount reported as cash and foreign currency in Harbor Short Duration Fund's Statement of Assets and Liabilities and represent cash on hand in its custodian and sub-custodian bank accounts and does not include any short-term investments at October 31, 1997.

INVESTMENT INCOME

     Dividends declared are accrued on the ex-dividend date. For Harbor International Growth Fund, Harbor International Fund II and Harbor International Fund, certain dividends are recorded after the ex-dividend date, but as soon as the Fund is notified of such dividends. Interest income is accrued daily as earned. Discounts and premiums on fixed income securities purchased are amortized over the life of the respective securities using the straight-line method. Discounts and premiums on high-yield securities are amortized using the effective yield method for the Harbor Bond Fund and Harbor Short Duration Fund.

DISTRIBUTION TO SHAREHOLDERS

     Distributions are recorded on the ex-dividend date.

EXPENSES

     Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can be otherwise fairly made.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

DEFERRED ORGANIZATION COSTS

     Certain costs incurred by Harbor International Growth Fund and Harbor International Fund II in connection with their organization and their registration with the Securities and Exchange Commission and with various states aggregated approximately $33 and $21, respectively. These costs are being amortized on a straight-line basis over a five-year period from the commencement of operations of the Fund.

FEDERAL TAXES

     Each Fund is treated as a separate entity for federal tax purposes. Each Fund's policy is to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held or excise tax on income and capital gains. During 1997, the Harbor Growth Fund reclassified $2,549 of non-taxable security gains realized when various portfolio securities were distributed to a redeeming shareholder as an increase to paid-in-capital in the Statement of Assets and Liabilities.

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, other than short-term securities, for each Fund for the year ended October 31, 1997 were as follows:

                                                            PURCHASES                   SALES
                                                     -----------------------   -----------------------
                                                        U.S.                      U.S.
                       FUND                          GOVERNMENT     OTHER      GOVERNMENT     OTHER
                       ----                          ----------     -----      ----------     -----
Harbor Growth......................................  $       --   $  139,164   $       --   $  156,941*
Harbor International Growth........................          --    1,055,603           --      708,113
Harbor Capital Appreciation........................       9,101    2,071,365       28,505    1,596,680
Harbor International II............................          --      177,546           --       56,093
Harbor International...............................          --    1,015,928           --      671,400
Harbor Value.......................................         222      211,147          352      197,114
Harbor Bond........................................     734,487      126,524      641,531       56,067
Harbor Short Duration..............................   1,169,386      139,475    1,313,726       65,245

* For the year ended October 31, 1997, Harbor Growth Fund distributed portfolio securities to a redeeming shareholder in the amount of $13,593.

     Harbor Money Market's purchases and sales (including maturities) of investment securities (all short term obligations) aggregated $1,305,571 and $1,295,440, respectively.

     Harbor Short Duration Fund engages in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain a segregated account of cash or liquid securities with its custodian sufficient to cover its short position.

     Harbor Bond Fund enters into forward sale commitment to sell a specified security at a specified price on a specified future date. The forward sales that create short positions are accounted for as short sells as described above.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS--CONTINUED

FUTURES CONTRACTS

     Transactions in futures contracts for the year ended October 31, 1997 are summarized as follows:

                                                                PURCHASES OF                SALES OF
                                                             FUTURES CONTRACTS         FUTURES CONTRACTS
                                                          ------------------------   ----------------------
                                                                 U.S. BONDS                U.S. BONDS
                                                          ------------------------   ----------------------
                                                          NUMBER OF    AGGREGATE     NUMBER OF   AGGREGATE
                                                          CONTRACTS    FACE VALUE    CONTRACTS   FACE VALUE
                                                          ---------    ----------    ---------   ----------
HARBOR BOND FUND
  Contracts outstanding at beginning of year............    1,065     $    106,500     --        $   --
  Contracts opened......................................    5,125          481,909     --            --
  Contracts closed/expired..............................   (4,908)        (471,000)    --            --
                                                           ------     ------------    ------     ----------
  Open at 10/31/97......................................    1,282     $    117,409     --        $   --
                                                           ======     ============    ======     ==========
HARBOR SHORT DURATION FUND
  Contracts outstanding at beginning of year............    --        $    --            596     $   69,700
  Contracts opened......................................      638           63,800     1,460        178,350
  Contracts closed/expired..............................     (638)         (63,800)   (2,056)      (248,050)
                                                           ------     ------------    ------     ----------
  Open at 10/31/97......................................    --        $    --          --        $   --
                                                           ======     ============    ======     ==========

                                                                PURCHASES OF                SALES OF
                                                             FUTURES CONTRACTS         FUTURES CONTRACTS
                                                          ------------------------   ----------------------
                                                              FOREIGN CURRENCY          FOREIGN CURRENCY
                                                          ------------------------   ----------------------
                                                          NUMBER OF     CURRENCY     NUMBER OF    CURRENCY
                                                          CONTRACTS     AMOUNT*      CONTRACTS    AMOUNT*
                                                          ---------     --------     ---------    --------
HARBOR SHORT DURATION FUND
  Contracts outstanding at beginning of year............      228           57,000        28          7,000
  Contracts opened......................................    2,042        6,488,495     1,187        194,183
  Contracts closed/expired..............................   (2,241)      (6,538,245)   (1,215)      (201,183)
                                                           ------     ------------    ------     ----------
  Open at 10/31/97......................................       29     E$      7,250    --        E$     --
                                                           ======     ============    ======     ==========

* Amounts disclosed represent Euro Dollars and Euro Yen, throughout the year, with Euro Dollars outstanding at year end.

SECURITY LENDING

     Certain Funds may lend portfolio securities. The loans are collateralized at all times with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. Securities lending fees are negotiated by the Funds and are based on the number and duration of lending transactions. At October 31, 1997, no securities were on loan.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 3--INVESTMENT PORTFOLIO TRANSACTIONS--CONTINUED

WRITTEN OPTIONS

     Transactions in written options for the year ended October 31, 1997 are summarized as follows:

                                                                  OPTIONS WRITTEN
                                                              -----------------------
                                                                  FOREIGN FUTURES
                                                              -----------------------
                                                              NUMBER OF    AGGREGATE
                                                              CONTRACTS   FACE VALUE
                                                              ---------   ----------
HARBOR BOND FUND
  Options outstanding at beginning of year..................      410     $   410,000
  Options opened............................................      200         200,000
  Options closed/expired....................................     (410)       (410,000)
                                                               ------     -----------
  Open at 10/31/97..........................................      200     $   200,000
                                                               ======     ===========

                                                                  OPTIONS WRITTEN
                                                              -----------------------
                                                                  FOREIGN FUTURES
                                                              -----------------------
                                                              NUMBER OF    AGGREGATE
                                                              CONTRACTS   FACE VALUE
                                                              ---------   ----------
HARBOR SHORT DURATION FUND
  Options outstanding at beginning of year..................    --        $   --
  Options opened............................................      375         375,000
  Options closed/expired....................................     (375)       (375,000)
                                                               ------     -----------
  Open at 10/31/97..........................................    --        $   --
                                                               ======     ===========

                                                                  OPTIONS WRITTEN
                                                              -----------------------
                                                               U.S. TREASURY FUTURES
                                                              -----------------------
                                                              NUMBER OF    AGGREGATE
                                                              CONTRACTS   FACE VALUE
                                                              ---------   ----------
HARBOR BOND FUND
  Options outstanding at beginning of year..................    --        $   --
  Options opened............................................      300         300,000
  Options closed/expired....................................    --            --
                                                               ------     -----------
  Open at 10/31/97..........................................      300     $   300,000
                                                               ======     ===========

                                                                  OPTIONS WRITTEN
                                                              -----------------------
                                                               U.S. TREASURY FUTURES
                                                              -----------------------
                                                              NUMBER OF    AGGREGATE
                                                              CONTRACTS   FACE VALUE
                                                              ---------   ----------
HARBOR SHORT DURATION FUND
  Options outstanding at beginning of year..................    --        $   --
  Options opened............................................      260          26,000
  Options closed/expired....................................     (260)        (26,000)
                                                               ------     -----------
  Open at 10/31/97..........................................    --        $   --
                                                               ======     ===========

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 4--FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

     Harbor Capital Advisors, Inc. ("Harbor"), an indirect wholly-owned subsidiary of Owens-Illinois, Inc., is the Trust's Investment adviser and is also responsible for administrative and other services. Separate advisory agreements for each Fund were in effect during the year ended October 31, 1997. The agreements provide for fees based on an annual percentage rate of average daily net assets as follows:

                                                                ANNUAL
                                                              PERCENTAGE    FEES
                            FUND                                 RATE      EARNED
                            ----                              ----------   ------
Harbor Growth...............................................    0.75%      $   758
Harbor International Growth.................................    0.75%        6,241
Harbor Capital Appreciation.................................    0.60%       13,511
Harbor International II.....................................    0.75%          605
Harbor International........................................    0.85%       41,290
Harbor Value................................................    0.60%          826
Harbor Bond.................................................    0.70%        2,174
Harbor Short Duration.......................................    0.40%          651
Harbor Money Market.........................................    0.30%          199

     Harbor has from time to time agreed not to impose all or a portion of its advisory fees and bear a portion of the expenses incurred in the operation of certain Funds in order to limit Fund expenses. During the year ended October 31, 1997, Harbor agreed not to impose advisory fees of $163, $708, $326 and $80 relating to Harbor International Fund II, Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund, respectively; and Harbor and Northern Cross Investments Limited agreed not to impose $2,350 of the advisory fee for Harbor International Fund.

     The Trust reimburses Harbor for certain legal expenses incurred by Harbor with respect to the Trust. Such amounts aggregated $60 for the year-ended October 31, 1997.

DISTRIBUTOR

     HCA Securities, Inc., a wholly-owned subsidiary of Harbor Capital Advisors, Inc., is the distributor for Harbor Fund shares. Harbor Fund does not reimburse the distributor for expenses.

SHAREHOLDERS

     On October 31, 1997, Harbor, HCA Securities, Inc., Harbor Transfer, Inc., and various employee benefit plans of Owens-Illinois, Inc. held the following shares of beneficial interest in the Funds:

                                                                HARBOR, HCA
                                                              SECURITIES AND      BENEFIT PLANS OF
                            FUND                              HARBOR TRANSFER   OWENS-ILLINOIS, INC.
                            ----                              ---------------   --------------------
Harbor Growth...............................................        25,764            3,395,973
Harbor International Growth.................................        33,584              838,235
Harbor Capital Appreciation.................................             6            2,237,555
Harbor International II.....................................       201,192               74,598
Harbor International........................................             5            1,757,501
Harbor Value................................................             8            2,790,246
Harbor Bond.................................................             8            2,412,541
Harbor Short Duration.......................................     3,148,959           14,106,048
Harbor Money Market.........................................        39,545           18,901,120

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands)

NOTE 4--FEES AND OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED

TRANSFER AGENT

     Harbor Transfer, Inc., a wholly-owned subsidiary of Harbor Capital Advisors, Inc., is the shareholder servicing agent for the Funds. Fees incurred for these transfer agent services for the year ended October 31, 1997 totaled $5,148.

"NON-INTERESTED" TRUSTEES

     The fees and expenses of the non-interested Trustees allocated to each Fund are shown on each Fund's Statement of Operations. Trustees' fees and expenses for all Funds aggregated $140 for the year ended October 31, 1997.

CUSTODIAN

     Payments to the custodian have been reduced by balance credits applied to each portfolio for the year ended October 31, 1997. For the Harbor Growth Fund, Harbor International Growth Fund, Harbor Capital Appreciation Fund, Harbor International Fund II, Harbor International Fund, Harbor Value Fund, Harbor Bond Fund, Harbor Short Duration Fund, and Harbor Money Market Fund the reduction amounted to $4, $45, $72, $7, $62, $3, $9, $25 and $12, respectively.

NOTE 5--BORROWINGS

     Harbor Short Duration Fund may enter into reverse repurchase agreements with third party broker-dealers. The Fund may use reverse repurchase agreements to borrow short term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid securities having a value not less that the repurchase price, including accrued interest, of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of securities bought may decline below the repurchase price of securities sold. Activity in reverse repurchase agreements by the Harbor Short Duration Fund for the year ended October 31, 1997 is as follows:

                                                                         MAXIMUM     AVERAGE DAILY
                                                                         AMOUNT         AMOUNT          AVERAGE
                                                 BALANCE    AVERAGE    OUTSTANDING    OUTSTANDING    INTEREST RATE
            CATEGORY OF AGGREGATE               AT END OF   INTEREST   DURING THE     DURING THE      DURING THE
            SHORT-TERM BORROWINGS                PERIOD       RATE       PERIOD         PERIOD          PERIOD
            ---------------------               ---------   --------   -----------   -------------   -------------
Reverse repurchase agreements.................     $0         0.00%      $56,518        $1,307           8.19%

     Average debt outstanding and average interest rate during the period are calculated based on calendar days of the period.

NOTE 6--COMMITMENTS AND CONTINGENCIES

     In connection with its former fidelity bond and directors and officers errors and omissions liability insurance policy, the Trust, on behalf of each Fund, must maintain a "reserve premium" for five years representing approximately 100% of its allocated annual premium for each Fund. Such amounts are included in "Other assets" in each Fund's Statement of Assets and Liabilities.

HARBOR FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED
($ in Thousands, except per share amounts)

NOTE 7--TAX INFORMATION

     The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Funds' capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 1997, the Funds reclassified the following amounts:

                                                              UNDISTRIBUTED     ACCUMULATED
                                                              NET INVESTMENT    NET REALIZED
                                                              INCOME/(LOSS)     GAIN/(LOSS)     PAID-IN CAPITAL
                                                              --------------    ------------    ---------------
Harbor Growth Fund..........................................         481           (2,547)           2,066
Harbor International Growth Fund............................        (107)             115                8
Harbor Capital Appreciation Fund............................        (140)             200              (60)
Harbor International Fund II................................           4                2               (6)
Harbor International Fund...................................        (602)             581               21
Harbor Value Fund...........................................          53              (28)             (25)
Harbor Bond Fund............................................         311             (311)          --
Harbor Short Duration Fund..................................       3,322           (4,579)           1,257

     At October 31, 1997 Harbor Short Duration Fund had capital loss carryforwards of approximately $22,029, which may be available to offset future realized capital gains, if any; $5,488, $13,538, $1,182 and $1,821 will expire on October 31, 2001, October 31, 2002, October 31, 2004 and October 31, 2005, respectively.

     The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at October 31, 1997 are described below along with long-term capital gains and the amount of long-term capital gains per share paid on December 31, 1996:

                                                                                                            LONG-TERM CAPITAL
                                                              GROSS UNREALIZED          NET UNREALIZED            GAINS
                                                        -----------------------------   APPRECIATION/    -----------------------
            NAME OF FUND              IDENTIFIED COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)   ($000S)   ($ PER SHARE)
            ------------              ---------------   ------------   --------------   --------------   -------   -------------
Harbor Growth Fund..................        85,578           21,317         (2,375)           18,942      26,626       3.83
Harbor International Growth Fund....       845,863          106,629        (53,477)           53,152      11,758        .31
Harbor Capital Appreciation Fund....     2,235,001          600,471        (47,947)          552,522      53,491        .86
Harbor International Fund II........       139,468           10,700        (15,301)           (4,609)      --         --
Harbor International Fund...........     3,235,692        2,009,591       (179,234)        1,830,357      82,242        .63
Harbor Value Fund...................       155,236           12,162         (4,324)            7,838       3,608        .52
Harbor Bond Fund....................       500,798            4,245         (2,041)            2,204       --         --
Harbor Short Duration Fund..........       165,012              470            (46)              424       --         --

HARBOR FUND
ADDITIONAL INFORMATION

ADDITIONAL FEDERAL TAX INFORMATION--(UNAUDITED)

     The Form 1099 you receive in January, 1998 for each of the Funds will show the tax status of all distributions paid to your account in calendar year 1997.

ADDITIONAL INFORMATION--(UNAUDITED)

     On August 12, 1997, a special meeting of shareholders of Harbor Fund was held for the purpose of voting on the following matters. Mr. John P. Gould was elected as a Trustee -- Mr. Ronald C. Boller, Mr. Howard P. Colhoun and Mr. Rodger F. Smith will continue to serve as Trustees.

                                                                   HARBOR          HARBOR         HARBOR
                                                     HARBOR     INTERNATIONAL     CAPITAL      INTERNATIONAL      HARBOR
                                        HARBOR       GROWTH        GROWTH       APPRECIATION       FUND        INTERNATIONAL
                PROPOSALS                FUND         FUND          FUND            FUND            II             FUND
----------------------------------------------------------------------------------------------------------------------------
1    The election of Mr. Gould.
     FOR                              241,302,074
     AGAINST                            3,003,514
     ABSTAIN                            1,017,223
----------------------------------------------------------------------------------------------------------------------------
2    The ratification of the
     selection of Price Waterhouse,
     LLP as the Independent
     Accountants of the Trust for
     the fiscal year ending October
     31, 1997.
     FOR                              242,314,102
     AGAINST                              762,641
     ABSTAIN                            2,313,245
----------------------------------------------------------------------------------------------------------------------------
3a   The approval of the restatement
     of the investment policy on
     issuer diversification
     FOR                                            4,552,012    28,842,683      39,072,850      3,925,265      74,057,634
     AGAINST                                           13,923       212,633       4,054,416         77,354       1,286,486
     ABSTAIN                                           37,940       358,230       1,443,215         57,347       3,058,574
     BROKER NON-VOTE                                   37,949     3,046,441       4,546,102        274,378       3,386,263
----------------------------------------------------------------------------------------------------------------------------
3b   The approval of the
     clarification of the investment
     policy on industry
     concentration
     FOR                                            4,558,188    28,668,300      38,551,929      3,927,287      73,762,496
     AGAINST                                           12,069       212,920       4,057,416         76,933       1,365,766
     ABSTAIN                                           33,617       532,326       1,961,137         55,927       3,274,432
     BROKER NON-VOTE                                   37,950     3,046,441       4,546,101        274,377       3,386,263
----------------------------------------------------------------------------------------------------------------------------
3c   The approval of a change to the
     investment policies on
     borrowing and pledging assets
     FOR                                            4,542,761    27,850,076      38,178,446      3,831,688      71,613,070
     AGAINST                                           25,039       881,366       4,785,857        148,875       3,222,935
     ABSTAIN                                           36,074       682,104       1,595,835         79,585       3,566,689
     BROKER NON-VOTE                                   37,950     3,046,441       4,556,445        274,376       3,386,263
----------------------------------------------------------------------------------------------------------------------------
3d   The approval of the restatement
     of the investment policy on
     real estate and oil and gas.
     FOR                                            4,543,312    28,537,520      35,901,372      3,829,566      69,391,113
     AGAINST                                           26,150       304,017       7,138,920        148,359       5,653,573
     ABSTAIN                                           34,412       572,010       1,519,847         82,222       3,358,008
     BROKER NON-VOTE                                   37,950     3,046,440       4,556,444        274,377       3,386,263
----------------------------------------------------------------------------------------------------------------------------
3e   The approval of the restatement
     of the investment policy on
     commodities.
     FOR                                            4,546,055    28,276,021      35,698,815      3,818,369      69,120,891
     AGAINST                                           26,962       525,239       7,273,063        143,590       5,796,863
     ABSTAIN                                           30,857       612,286       1,588,260         98,188       3,484,940
     BROKER NON-VOTE                                   37,950     3,046,441       4,556,445        274,377       3,386,263
----------------------------------------------------------------------------------------------------------------------------

                                                                                  HARBOR        HARBOR
                                                       HARBOR       HARBOR         SHORT        MONEY
                                                       VALUE         BOND         DURATION      MARKET
                PROPOSALS                              FUND          FUND          FUND         FUND
-------------------------------------------------------------------------------------------------------
1    The election of Mr. Gould.
     FOR
     AGAINST
     ABSTAIN
-------------------------------------------------------------------------------------------------------
2    The ratification of the
     selection of Price Waterhouse,
     LLP as the Independent
     Accountants of the Trust for
     the fiscal year ending October
     31, 1997.
     FOR
     AGAINST
     ABSTAIN
-------------------------------------------------------------------------------------------------------
3a   The approval of the restatement
     of the investment policy on
     issuer diversification
     FOR                                            4,065,922   13,289,955   17,190,190   34,335,775
     AGAINST                                          113,771      166,556          903      309,708
     ABSTAIN                                           33,656      401,407        8,265      737,770
     BROKER NON-VOTE                                   50,743    2,263,975       69,526            0
-------------------------------------------------------------------------------------------------------
3b   The approval of the
     clarification of the investment
     policy on industry
     concentration
     FOR                                            4,133,431   13,267,000   17,191,336   34,495,152
     AGAINST                                           37,701      159,561          903      315,247
     ABSTAIN                                           42,219      431,357        7,119      582,855
     BROKER NON-VOTE                                   50,741    2,263,975       69,526            0
-------------------------------------------------------------------------------------------------------
3c   The approval of a change to the
     investment policies on
     borrowing and pledging assets
     FOR                                            4,026,170   12,902,817   17,181,822   33,502,506
     AGAINST                                          150,562      474,316        5,773      996,008
     ABSTAIN                                           36,618      480,785       11,764      894,740
     BROKER NON-VOTE                                   50,742    2,263,975       69,525            0
-------------------------------------------------------------------------------------------------------
3d   The approval of the restatement
     of the investment policy on
     real estate and oil and gas.
     FOR                                            4,051,248   13,119,515   17,188,932   33,926,655
     AGAINST                                          117,683      254,850        2,800      573,443
     ABSTAIN                                           44,420      483,553        7,626      893,156
     BROKER NON-VOTE                                   50,741    2,263,975       69,526            0
-------------------------------------------------------------------------------------------------------
3e   The approval of the restatement
     of the investment policy on
     commodities.
     FOR                                            4,033,776   13,026,922   17,187,509   33,462,527
     AGAINST                                          147,395      361,407        4,699      873,225
     ABSTAIN                                           32,179      469,588        7,150    1,057,501
     BROKER NON-VOTE                                   50,742    2,263,976       69,526            0
-------------------------------------------------------------------------------------------------------

HARBOR FUND
ADDITIONAL INFORMATION--CONTINUED

                                                                   HARBOR          HARBOR         HARBOR
                                                     HARBOR     INTERNATIONAL     CAPITAL      INTERNATIONAL      HARBOR
                                        HARBOR       GROWTH        GROWTH       APPRECIATION       FUND        INTERNATIONAL
     PROPOSALS                           FUND         FUND          FUND            FUND            II             FUND
----------------------------------------------------------------------------------------------------------------------------
3f   The approval of
     reclassification as
     non-fundamental investment
     policy on investments to
     exercise control.
     FOR                                            4,543,592    26,605,228      35,352,404      3,847,137      66,300,853
     AGAINST                                           25,597       657,478       7,648,031        121,481       6,320,563
     ABSTAIN                                           34,685     2,150,840       1,570,046         91,530       5,781,278
     BROKER NON-VOTE                                   37,950     3,046,441       4,546,102        274,376       3,386,263
----------------------------------------------------------------------------------------------------------------------------
3g   The approval of the elimination
     of the investment policy
     concerning unseasoned issuers.
     FOR                                            4,532,526    26,456,649      34,259,341      3,229,027      65,034,641
     AGAINST                                           29,577       808,689       8,708,537        720,829       7,338,941
     ABSTAIN                                           41,772     2,148,209       1,602,603        110,291       6,029,111
     BROKER NON-VOTE                                   37,949     3,046,440       4,546,102        274,377       3,386,264
----------------------------------------------------------------------------------------------------------------------------
3h   The approval of the elimination
     of the investment policy
     concerning transactions with
     affiliated persons.
     FOR                                            4,533,396    26,168,289      37,904,951      3,138,637      63,836,447
     AGAINST                                           32,150     2,526,533       4,999,134        790,575      10,764,063
     ABSTAIN                                           38,329       718,724       1,666,396        130,935       3,802,183
     BROKER NON-VOTE                                   37,949     3,046,441       4,546,102        274,377       3,386,264
----------------------------------------------------------------------------------------------------------------------------
4    The approval of the
     reclassification of each Fund's
     investment objective from
     fundamental to non-fundamental.
     FOR                                            4,520,324    25,931,405      34,226,809      3,763,942      63,755,514
     AGAINST                                           48,124     2,827,155       8,725,859        190,896      10,706,902
     ABSTAIN                                           35,426       654,986       1,617,813        105,309       3,940,278
     BROKER NON-VOTE                                   37,950     3,046,441       4,546,102        274,377       3,386,263
----------------------------------------------------------------------------------------------------------------------------
5    The approval of a policy to
     permit the Trust's Board of
     Trustees to appoint subadvisers
     and make material changes to
     subadvisory agreements without
     further shareholder approval.
     FOR                                            4,516,588    25,363,073      41,098,222      3,796,507      69,551,148
     AGAINST                                           45,827     3,589,747       1,817,952        192,557       5,304,444
     ABSTAIN                                           41,459       460,727       1,643,964         71,082       3,541,102
     BROKER NON-VOTE                                   37,950     3,046,440       4,556,445        274,378       3,386,263
----------------------------------------------------------------------------------------------------------------------------
6    The approval of a change to
     Harbor Value Fund's investment
     objective.
     FOR
     AGAINST
     ABSTAIN
     BROKER NON-VOTE
----------------------------------------------------------------------------------------------------------------------------
7    The approval of the subadvisory
     agreement with Emerging Growth
     Advisors, Inc.
     FOR                                            4,586,849
     AGAINST                                           12,219
     ABSTAIN                                           42,754
----------------------------------------------------------------------------------------------------------------------------

                                                                            HARBOR
                                                     HARBOR      HARBOR     SHORT          HARBOR
                                                     VALUE       BOND      DURATION        MARKET
     PROPOSALS                                        FUND       FUND        FUND           FUND
----------------------------------------------------------------------------------------------------------------------------
3f   The approval of
     reclassification as
     non-fundamental investment
     policy on investments to
     exercise control.
     FOR                                            4,041,816   13,027,958   17,188,692   33,607,419
     AGAINST                                          137,344      351,219        3,164    1,072,149
     ABSTAIN                                           34,190      478,740        7,502      713,685
     BROKER NON-VOTE                                   50,742    2,263,976       69,526            0
----------------------------------------------------------------------------------------------------------------------------
3g   The approval of the elimination
     of the investment policy
     concerning unseasoned issuers.
     FOR                                            4,020,619   12,865,271   17,176,874   33,368,889
     AGAINST                                          157,024      471,660       13,931    1,291,299
     ABSTAIN                                           35,708      520,987        8,553      733,066
     BROKER NON-VOTE                                   50,741    2,263,975       69,526            0
----------------------------------------------------------------------------------------------------------------------------
3h   The approval of the elimination
     of the investment policy
     concerning transactions with
     affiliated persons.
     FOR                                            4,017,921   12,748,740   17,186,951   32,495,994
     AGAINST                                          147,805      564,430        3,473    1,782,054
     ABSTAIN                                           47,624      544,748        8,934    1,115,205
     BROKER NON-VOTE                                   50,742    2,263,975       69,526            0
----------------------------------------------------------------------------------------------------------------------------
4    The approval of the
     reclassification of each Fund's
     investment objective from
     fundamental to non-fundamental.
     FOR                                            4,012,221   12,602,326   17,166,266   32,826,378
     AGAINST                                          167,022      769,670       24,169    1,864,187
     ABSTAIN                                           34,108      485,921        8,924      702,689
     BROKER NON-VOTE                                   50,741    2,263,976       69,525            0
----------------------------------------------------------------------------------------------------------------------------
5    The approval of a policy to
     permit the Trust's Board of
     Trustees to appoint subadvisers
     and make material changes to
     subadvisory agreements without
     further shareholder approval.
     FOR                                            4,081,584   13,601,128   17,184,370   32,615,349
     AGAINST                                           91,705      695,904        6,785    1,861,975
     ABSTAIN                                           40,060      560,885        8,203      915,929
     BROKER NON-VOTE                                   50,743    2,263,976       69,526            0
----------------------------------------------------------------------------------------------------------------------------
6    The approval of a change to
     Harbor Value Fund's investment
     objective.
     FOR                                            4,039,353
     AGAINST                                           66,848
     ABSTAIN                                          107,148
     BROKER NON-VOTE                                   50,743
----------------------------------------------------------------------------------------------------------------------------
7    The approval of the subadvisory
     agreement with Emerging Growth
     Advisors, Inc.
     FOR
     AGAINST
     ABSTAIN
----------------------------------------------------------------------------------------------------------------------------

        (This document must be preceded or accompanied by a Prospectus.)

TRUSTEES AND OFFICERS                                                         SHAREHOLDER SERVICING AGENT
Ronald C. Boller                      Chairman, President and                 Harbor Transfer, Inc.
                                      Trustee                                 P.O. Box 10048
Howard P. Colhoun                     Trustee                                 Toledo, Ohio 43699-0048
John P. Gould                         Trustee                                 1-800-422-1050
Rodger F. Smith                       Trustee                                 CUSTODIAN
Constance L. Souders                  Secretary and Treasurer                 State Street Bank and Trust
INVESTMENT ADVISER                                                            Company
Harbor Capital Advisors, Inc.                                                 P.O. Box 1713
One SeaGate                                                                   Boston, MA 02105
Toledo, OH 43666                                                              INDEPENDENT ACCOUNTANTS
DISTRIBUTOR AND                                                               Price Waterhouse LLP
PRINCIPAL UNDERWRITER                                                         160 Federal Street
HCA Securities, Inc.                                                          Boston, MA 02110
One SeaGate                                                                   LEGAL COUNSEL
Toledo, OH 43666                                                              Hale and Dorr LLP
(419) 247-2477                                                                60 State Street
                                                                              Boston, MA 02109

                                HARBOR FUND LOGO
                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050

230,000/12/97                                                    (RECYCLED LOGO)
                                                                  recycled paper

                                EXHIBIT INDEX






                                                             SEQUENTIALLY
EXHIBIT                                                         NUMBERED
NUMBER                      DESCRIPTION                          PAGE
--------                    -----------                      -------------
EX-27.1                     Financial Data Schedule
EX-27.2                     Financial Data Schedule
EX-27.3                     Financial Data Schedule
EX-27.4                     Financial Data Schedule
EX-27.5                     Financial Data Schedule
EX-27.6                     Financial Data Schedule
EX-27.7                     Financial Data Schedule
EX-27.8                     Financial Data Schedule
EX-27.9                     Financial Data Schedule